UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/13 (Unaudited)

COMMON STOCKS (55.2%)(a)
			Shares	Value

Basic materials (3.3%)

Agnico-Eagle Mines, Ltd. (Canada)			290	$7,652

Air Liquide SA (France)			560	79,386

Akzo Nobel NV (Netherlands)			2,603	201,962

Amcor, Ltd. (Australia)			45,382	429,157

Archer Daniels-Midland Co.			197,100	8,554,140

Arkema (France)			1,468	171,943

Asahi Kasei Corp. (Japan)			99,000	775,947

Assa Abloy AB Class B (Sweden)			14,075	746,216

Axiall Corp.			1,308	62,052

BASF SE (Germany)			9,399	1,002,261

Bemis Co., Inc.			260	10,650

BHP Billiton PLC (United Kingdom)			17,029	527,995

BHP Billiton, Ltd. (Australia)			20,483	696,588

Buzzi Unicem SpA (Italy)			2,894	52,387

Cambrex Corp.(NON)			18,282	325,968

CF Industries Holdings, Inc.			8,117	1,891,586

Chemtura Corp.(NON)			18,562	518,251

Cie de St-Gobain (France)			2,368	130,883

Croda International PLC (United Kingdom)			1,000	40,720

Domtar Corp. (Canada)			4,741	447,266

Dow Chemical Co. (The)			165,100	7,330,440

EMS-Chemie Holding AG (Switzerland)			1,018	362,767

Fletcher Building, Ltd. (New Zealand)			2,790	19,430

Fortescue Metals Group, Ltd. (Australia)			20,718	108,113

Fortune Brands Home & Security, Inc.			36,890	1,685,873

Givaudan SA (Switzerland)			10	14,327

Glencore Xstrata PLC (United Kingdom)			145,311	755,403

Goldcorp, Inc. (Canada)			820	17,786

Holcim, Ltd. (Switzerland)			5,462	410,651

Horsehead Holding Corp.(NON)(S)			19,498	316,063

Innophos Holdings, Inc.			4,022	195,469

Innospec, Inc.			4,997	230,961

International Flavors & Fragrances, Inc.			236	20,291

Israel Chemicals, Ltd. (Israel)			2,580	21,499

Johnson Matthey PLC (United Kingdom)			19,657	1,070,313

Kansai Paint Co., Ltd. (Japan)			1,000	14,816

KapStone Paper and Packaging Corp.(NON)			1,947	108,759

Koninklijke Boskalis Westminster NV (Netherlands)			8,871	470,358

Koppers Holdings, Inc.			1,628	74,481

Kraton Performance Polymers, Inc.(NON)			5,326	122,764

L.B. Foster Co. Class A			4,190	198,145

Landec Corp.(NON)			11,966	145,028

Linde AG (Germany)			350	73,303

Louisiana-Pacific Corp.(NON)			2,278	42,166

LSB Industries, Inc.(NON)			8,744	358,679

LyondellBasell Industries NV Class A			58,052	4,660,415

Minerals Technologies, Inc.			2,206	132,514

Monsanto Co.			1,700	198,135

Mota-Engil SGPS SA (Portugal)			41,934	249,486

NN, Inc.			14,382	290,373

Oji Holdings Corp. (Japan)			2,000	10,277

OM Group, Inc.(NON)			4,781	174,076

Orica, Ltd. (Australia)			470	10,018

Orora, Ltd. (Australia)(NON)			45,382	47,005

Packaging Corp. of America			13,556	857,824

PPG Industries, Inc.			19,536	3,705,198

Randgold Resources, Ltd. (Jersey)			540	33,883

Reliance Steel & Aluminum Co.			10,800	819,072

S&W Seed Co.(NON)			12,417	86,298

Sherwin-Williams Co. (The)			205	37,618

Sigma-Aldrich Corp.			142	13,349

Sika AG (Switzerland)			7	24,892

Solvay SA (Belgium)			1,069	169,205

Sumitomo Metal Mining Co., Ltd. (Japan)			30,000	393,364

Syngenta AG (Switzerland)			1,631	650,176

Taiheiyo Cement Corp. (Japan)			3,000	11,532

Toray Industries, Inc. (Japan)			3,000	20,786

Trex Co., Inc.(NON)			5,485	436,222

Tronox, Ltd. Class A			4,684	108,060

UPM-Kymmene OYJ (Finland)			30,566	517,137

Veidekke ASA (Norway)			21,293	171,335

voestalpine AG (Austria)			15,038	728,247

W.R. Grace & Co.(NON)			978	96,695

Wendel SA (France)			3,793	552,995

Yamana Gold, Inc. (Canada)			1,040	8,968

Zep, Inc.			11,150	202,484

				46,258,534
Capital goods (3.3%)

ABB, Ltd. (Switzerland)			27,983	739,294

AGCO Corp.			22,800	1,349,532

Aisin Seiki Co., Ltd. (Japan)			17,100	695,849

Allegion PLC (Ireland)(NON)			25,800	1,140,102

Alliant Techsystems, Inc.			2,731	332,308

Altra Industrial Motion Corp.			10,641	364,135

Astronics Corp.(NON)			2,875	146,625

AZZ, Inc.			5,011	244,837

Ball Corp.			20,966	1,083,104

Boeing Co. (The)			314	42,858

Chart Industries, Inc.(NON)			5,342	510,909

Chase Corp.			5,791	204,422

Coway Co., Ltd. (South Korea)			3,366	212,111

Cummins, Inc.			40,149	5,659,805

Daelim Industrial Co., Ltd. (South Korea)			391	34,915

Daikin Industries, Ltd. (Japan)			2,600	162,249

Douglas Dynamics, Inc.			9,417	158,394

DXP Enterprises, Inc.(NON)			2,029	233,741

Airbus Group NV (France)			19,275	1,485,677

Exelis, Inc.			46,500	886,290

Faurecia (France)(NON)(S)			5,405	206,342

Franklin Electric Co., Inc.			7,799	348,147

Generac Holdings, Inc.			6,222	352,414

General Dynamics Corp.			411	39,271

Greenbrier Cos., Inc. (The)(NON)			13,146	431,715

HEICO Corp.			2,517	145,860

Hermes Microvision, Inc. (Taiwan)			4,132	134,599

Hitachi, Ltd. (Japan)			59,000	447,323

Hyster-Yale Materials Holdings, Inc.			2,144	199,735

IDEX Corp.			18,700	1,380,995

IHI Corp. (Japan)			115,000	497,256

II-VI, Inc.(NON)			18,080	318,208

IMI PLC (United Kingdom)			30,573	774,906

Ingersoll-Rand PLC			63,800	3,930,080

JGC Corp. (Japan)			17,000	667,714

Kadant, Inc.			6,035	244,538

Leggett & Platt, Inc.			38,200	1,181,908

Lockheed Martin Corp.			202	30,029

Miller Industries, Inc.			7,260	135,254

Mine Safety Appliances Co.			2,481	127,052

MRC Global, Inc.(NON)			21,700	700,042

NACCO Industries, Inc. Class A			1,080	67,165

Northrop Grumman Corp.			47,344	5,426,096

Polypore International, Inc.(NON)(S)			1,534	59,673

Raytheon Co.			68,977	6,256,214

Rexam PLC (United Kingdom)			5,832	51,282

Rheinmetall AG (Germany)			3,391	209,245

Rockwell Collins, Inc.			182	13,453

Roper Industries, Inc.			152	21,079

Safran SA (France)			5,307	369,056

Schneider Electric SA (France)			2,974	261,032

Singapore Technologies Engineering, Ltd. (Singapore)			147,000	462,670

SMC Corp. (Japan)			1,700	429,417

Societe BIC SA (France)			380	46,577

Standard Motor Products, Inc.			10,325	379,960

Standex International Corp.			2,861	179,900

Stoneridge, Inc.(NON)			16,252	207,213

Tenneco, Inc.(NON)			2,676	151,381

THK Co., Ltd. (Japan)			18,800	469,815

TriMas Corp.(NON)			13,806	550,721

United Technologies Corp.			290	33,002

US Ecology, Inc.			2,732	101,603

Vinci SA (France)			13,469	887,526

WABCO Holdings, Inc.(NON)			13,700	1,279,717

WESCO International, Inc.(NON)			2,781	253,266

Zodiac Aerospace (France)			2,430	431,476

				46,579,084
Communication services (2.4%)

Arris Group, Inc.(NON)			3,323	80,965

Aruba Networks, Inc.(NON)			3,617	64,744

AT&T, Inc.			1,351	47,501

BCE, Inc. (Canada)			310	13,424

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			21,690	36,763

British Sky Broadcasting Group PLC (United Kingdom)			1,070	14,967

BroadSoft, Inc.(NON)			1,231	33,656

BT Group PLC (United Kingdom)			159,777	1,006,015

CalAmp Corp.(NON)			10,772	301,293

CenturyLink, Inc.			575	18,314

Comcast Corp. Class A			191,567	9,954,779

Deutsche Telekom AG (Germany)			37,569	642,550

EchoStar Corp. Class A(NON)			21,211	1,054,611

Eutelsat Communications SA (France)			990	30,890

Frontier Communications Corp.			38,669	179,811

HSN, Inc.			2,772	172,696

IAC/InterActiveCorp.			497	34,139

IDT Corp. Class B			6,164	110,151

Inteliquent, Inc.			8,924	101,912

Iridium Communications, Inc.(NON)			15,778	98,770

Jazztel PLC (Spain)(NON)			14,626	156,852

KDDI Corp. (Japan)			2,000	123,349

Liberty Global PLC Ser. C (United Kingdom)(NON)			1,800	151,776

Loral Space & Communications, Inc.(NON)			2,918	236,300

NICE Systems, Ltd. (Israel)			280	11,470

NTT DoCoMo, Inc. (Japan)			33,800	555,339

Numericable SAS (France)(NON)			9,303	337,871

Orange (France)			33,133	411,821

RingCentral, Inc. Class A(NON)			1,474	27,077

Ruckus Wireless, Inc.(NON)			9,360	132,912

SBA Communications Corp. Class A(NON)			144	12,937

SES SA GDR (France)			1,590	51,483

ShoreTel, Inc.(NON)			10,033	93,106

StarHub, Ltd. (Singapore)			5,000	17,034

Swisscom AG (Switzerland)			60	31,729

T-Mobile US, Inc.(NON)			54,500	1,833,380

TDC A/S (Denmark)			38,717	375,629

Tele2 AB Class B (Sweden)			17,977	203,936

Telecity Group PLC (United Kingdom)			11,955	143,994

Telefonica SA (Spain)			31,423	512,968

Telenor ASA (Norway)			20,462	488,628

Telstra Corp., Ltd. (Australia)			149,650	701,665

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			17,416	92,212

Ubiquiti Networks, Inc.(NON)(S)			5,858	269,234

USA Mobility, Inc.			8,489	121,223

Verizon Communications, Inc.			210,150	10,326,771

Vodafone Group PLC (United Kingdom)			360,220	1,416,052

Ziggo NV (Netherlands)			11,703	535,598

				33,370,297
Conglomerates (1.1%)

3M Co.			794	111,359

AMETEK, Inc.			53,258	2,805,099

Danaher Corp.			89,458	6,906,158

Exor SpA (Italy)			8,052	321,013

General Electric Co.			97,735	2,739,512

Marubeni Corp. (Japan)			27,000	194,296

Mitsubishi Corp. (Japan)			21,000	403,049

Siemens AG (Germany)			14,177	1,937,059

				15,417,545
Consumer cyclicals (7.7%)

ABC-Mart, Inc. (Japan)			200	8,742

Adidas AG (Germany)			3,799	484,305

ADT Corp. (The)			48,199	1,950,614

Advance Auto Parts, Inc.			14,817	1,639,946

Alpine Electronics, Inc. (Japan)			14,100	197,920

Amazon.com, Inc.(NON)			316	126,018

American Eagle Outfitters, Inc.			61,500	885,600

ANN, Inc.(NON)			7,883	288,202

Ascena Retail Group, Inc.(NON)			6,824	144,396

Ascent Capital Group, Inc. Class A(NON)			861	73,667

Atresmedia Corporacion de Medios de Comunicacion, SA (Spain)(NON)			23,149	383,049

AutoZone, Inc.(NON)			55	26,287

Axel Springer AG (Germany)			760	48,841

Babcock International Group PLC (United Kingdom)			25,732	577,568

Bally Technologies, Inc.(NON)			1,491	116,969

Bayerische Motoren Werke (BMW) AG (Germany)			4,764	558,692

Big Lots, Inc.(NON)			6,917	223,350

Blyth, Inc.			5,198	56,554

Bridgestone Corp. (Japan)			4,100	155,433

Brown Shoe Co., Inc.			4,191	117,935

Brunswick Corp.			7,234	333,198

Buckle, Inc. (The)			2,453	128,930

Bunzl PLC (United Kingdom)			1,060	25,472

Bureau Veritas SA (France)			14,253	417,540

Carmike Cinemas, Inc.(NON)			7,505	208,939

Coach, Inc.			45,749	2,567,891

Compagnie Financiere Richemont SA (Switzerland)			8,391	839,678

Compass Group PLC (United Kingdom)			59,666	956,674

Continental AG (Germany)			5,357	1,175,155

Cooper Tire & Rubber Co.			4,835	116,233

Corporate Executive Board Co. (The)			1,753	135,735

Crocs, Inc.(NON)			3,826	60,910

CST Brands, Inc.			25,511	936,764

Ctrip.com International, Ltd. ADR (China)(NON)			2,300	114,126

Daimler AG (Registered Shares) (Germany)			6,762	585,324

Daito Trust Construction Co., Ltd. (Japan)			500	46,744

Deckers Outdoor Corp.(NON)			1,610	135,981

Deluxe Corp.			10,569	551,596

Demand Media, Inc.(NON)			10,072	58,115

Denso Corp. (Japan)			7,900	417,697

Destination Maternity Corp.			11,517	344,128

Dillards, Inc. Class A			198	19,248

Dollar General Corp.(NON)			326	19,664

Dollar Tree, Inc.(NON)			320	18,054

Don Quijote Co., Ltd. (Japan)			300	18,213

Ecolab, Inc.			591	61,624

Equinix, Inc.			207	14,302

Expedia, Inc.			22,590	1,573,619

Experian PLC (United Kingdom)			33,085	610,624

Five Below, Inc.(NON)			1,315	56,808

Fuji Heavy Industries, Ltd. (Japan)			34,000	976,681

G&K Services, Inc. Class A			1,745	108,591

GameStop Corp. Class A			5,665	279,058

Gannett Co., Inc.			52,903	1,564,871

Gap, Inc. (The)			50,200	1,961,816

Geberit International AG (Switzerland)			130	39,768

Genesco, Inc.(NON)			2,870	209,682

Global Cash Access Holdings, Inc.(NON)			13,723	137,093

Global Mediacom Tbk PT (Indonesia)			1,991,000	311,227

GOME Electrical Appliances Holding, Ltd. (China)			612,000	113,421

Graham Holdings Co. Class B(NON)			1,500	994,980

Green Dot Corp. Class A(NON)			6,109	153,641

Guangzhou Automobile Group Co., Ltd. (China)			74,000	81,754

Hanesbrands, Inc.			21,000	1,475,670

Harbinger Group, Inc.(NON)			29,462	349,125

Hino Motors, Ltd. (Japan)			38,000	598,885

Home Depot, Inc. (The)			116,322	9,577,953

ITV PLC (United Kingdom)			222,554	715,374

Jin Co., Ltd. (Japan)(S)			6,100	258,388

KAR Auction Services, Inc.			17,490	516,830

Kimberly-Clark Corp.			91,640	9,572,714

Kingfisher PLC (United Kingdom)			31,981	204,450

La-Z-Boy, Inc.			4,256	131,936

Liberty Media Corp. Class A(NON)			16,900	2,475,005

LifeLock, Inc.(NON)			4,532	74,370

LIN Media, LLC Class A(NON)			7,666	220,091

LIXIL Group Corp. (Japan)			11,600	318,566

Lowe's Cos., Inc.			149,312	7,398,410

Lumber Liquidators Holdings, Inc.(NON)			1,055	108,549

Luxottica Group SpA (Italy)			4,001	214,897

Macy's, Inc.			60,067	3,207,578

Magna International, Inc. (Canada)			90	7,380

Marcus Corp.			13,043	175,298

MasterCard, Inc. Class A			163	136,180

Matahari Department Store Tbk PT (Indonesia)(NON)			191,000	173,113

MAXIMUS, Inc.			2,407	105,884

McGraw-Hill Cos., Inc. (The)			64,514	5,044,995

Men's Wearhouse, Inc. (The)			2,475	126,423

MGM China Holdings, Ltd. (Hong Kong)			112,400	482,114

Moncler SpA (Italy)(NON)			4,526	98,377

MSC Industrial Direct Co., Inc. Class A			98	7,925

Namco Bandai Holdings, Inc. (Japan)			20,600	457,627

Navistar International Corp.(NON)			4,676	178,576

Next PLC (United Kingdom)			12,507	1,129,020

Nintendo Co., Ltd. (Japan)			1,000	133,717

Nissan Motor Co., Ltd. (Japan)			61,400	516,889

Nitori Holdings Co., Ltd. (Japan)			250	23,707

O'Reilly Automotive, Inc.(NON)			170	21,881

Omnicom Group, Inc.			425	31,607

Oriental Land Co., Ltd. (Japan)			200	28,840

Panasonic Corp. (Japan)			48,100	560,722

Park24 Co., Ltd. (Japan)			500	9,430

Pearson PLC (United Kingdom)			750	16,659

Penn National Gaming, Inc.(NON)			20,981	300,658

Perry Ellis International, Inc.(NON)			10,262	162,037

PetSmart, Inc.			21,326	1,551,467

Pier 1 Imports, Inc.			3,329	76,833

Pitney Bowes, Inc.			55,802	1,300,187

Prada SpA (Italy)			14,000	124,832

Priceline.com, Inc.(NON)			6,485	7,538,164

Puregold Price Club, Inc. (Philippines)			86,700	74,304

Randstad Holding NV (Netherlands)			3,104	201,544

Reed Elsevier NV (Netherlands)			2,240	47,594

Renault SA (France)			5,421	437,678

Rinnai Corp. (Japan)			200	15,587

Ross Stores, Inc.			300	22,479

Ryland Group, Inc. (The)			8,283	359,565

Sankyo Co., Ltd. (Japan)			300	13,843

Scripps Networks Interactive Class A			22,070	1,907,069

Sears Hometown and Outlet Stores, Inc.(NON)			4,239	108,095

Secom Co., Ltd. (Japan)			500	30,194

Sega Sammy Holdings, Inc. (Japan)			13,200	336,639

Select Comfort Corp.(NON)			8,487	178,991

Serco Group PLC (United Kingdom)			12,074	99,782

Shimamura Co., Ltd. (Japan)			100	9,382

Sinclair Broadcast Group, Inc. Class A			14,373	513,547

Singapore Press Holdings, Ltd. (Singapore)			8,000	26,168

SJM Holdings, Ltd. (Hong Kong)			192,000	650,078

SodaStream International, Ltd. (Israel)(NON)			1,199	59,518

Sodexho (France)			530	53,817

Sonic Automotive, Inc. Class A			25,122	614,987

Sports Direct International PLC (United Kingdom)(NON)			17,206	204,331

Steven Madden, Ltd.(NON)			1,988	72,741

Sun TV Network, Ltd. (India)			15,043	92,693

Suzuki Motor Corp. (Japan)			15,600	420,193

Swatch Group AG (The) (Switzerland)			743	493,009

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	29,359

Target Corp.			779	49,287

Tata Motors, Ltd. (India)			13,635	83,096

Thomas Cook Group PLC (United Kingdom)(NON)			75,861	210,154

Tile Shop Holdings, Inc.(NON)(S)			9,369	169,298

Time Warner, Inc.			1,160	80,875

TiVo, Inc.(NON)			7,945	104,238

Towers Watson & Co. Class A(NON)			170	21,694

Town Sports International Holdings, Inc.			10,819	159,688

Toyota Motor Corp. (Japan)			25,700	1,563,908

Tractor Supply Co.			278	21,567

Trump Entertainment Resorts, Inc.(NON)			180	360

TUI Travel PLC (United Kingdom)			74,396	509,334

USS Co. Ltd. (Japan)			1,500	20,608

Vail Resorts, Inc.			1,989	149,632

Valeo SA (France)			1,257	139,270

ValueClick, Inc.(NON)			8,149	190,442

Verisk Analytics, Inc. Class A(NON)			245	16,101

Viacom, Inc. Class B			69,005	6,026,897

VOXX International Corp.(NON)			19,239	321,291

Wal-Mart Stores, Inc.			65	5,115

World Fuel Services Corp.			7,518	324,477

WPP PLC (United Kingdom)			34,567	793,240

Wyndham Worldwide Corp.			25,385	1,870,621

Wynn Resorts, Ltd.			13,597	2,640,673

				108,030,043
Consumer staples (4.1%)

AFC Enterprises(NON)			4,834	186,109

Ajinomoto Co., Inc. (Japan)			15,000	217,358

Alsea SAB de CV (Mexico)			34,400	107,496

Altria Group, Inc.			1,634	62,729

Angie's List, Inc.(NON)			1,287	19,498

Anheuser-Busch InBev NV (Belgium)			10,969	1,169,559

Associated British Foods PLC (United Kingdom)			12,607	510,725

Barrett Business Services, Inc.			2,857	264,958

Barry Callebaut AG (Switzerland)			117	146,780

Beacon Roofing Supply, Inc.(NON)			3,495	140,779

Benesse Holdings, Inc. (Japan)			400	16,067

Bigfoot GmbH (acquired 8/2/13, cost $21,982) (Private) (Brazil)(F)(RES)(NON)			1	17,073

Blue Nile, Inc.(NON)			2,635	124,082

Boulder Brands, Inc.(NON)			3,354	53,194

Bright Horizons Family Solutions, Inc.(NON)			4,896	179,879

British American Tobacco (BAT) PLC (United Kingdom)			19,171	1,028,601

Britvic PLC (United Kingdom)			8,684	99,801

Calbee, Inc. (Japan)			23,200	564,459

Capita PLC (United Kingdom)			1,850	31,824

Carrefour SA (France)			15,680	621,794

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			58,000	3,740

Church & Dwight Co., Inc.			266	17,630

Coca-Cola Co. (The)			290	11,980

Coca-Cola Enterprises, Inc.			3,900	172,107

Colgate-Palmolive Co.			211,664	13,802,609

Colruyt SA (Belgium)			650	36,354

Core-Mark Holding Co., Inc.			3,005	228,170

CVS Caremark Corp.			215,346	15,412,313

Diageo PLC (United Kingdom)			14,648	483,842

Distribuidora Internacional de Alimentacion SA (Spain)			44,399	397,197

Dunkin' Brands Group, Inc.			184	8,869

General Mills, Inc.			1,124	56,099

Geo Group, Inc. (The)(R)			4,959	159,779

Grand Canyon Education, Inc.(NON)			1,919	83,668

Hain Celestial Group, Inc. (The)(NON)			936	84,970

Heineken Holding NV (Netherlands)			7,847	497,636

Henkel AG & Co. KGaA (Preference) (Germany)			2,443	283,415

Hershey Co. (The)			358	34,808

ITOCHU Corp. (Japan)			7,900	97,774

ITT Educational Services, Inc.(NON)			22,893	768,747

Japan Tobacco, Inc. (Japan)			40,600	1,321,006

JM Smucker Co. (The)			160	16,579

Kao Corp. (Japan)			8,700	274,007

Kellogg Co.			515	31,451

Kerry Group PLC Class A (Ireland)			6,556	455,559

Kforce, Inc.			12,086	247,280

Koninklijke Ahold NV (Netherlands)			25,434	456,677

Kraft Foods Group, Inc.			320	17,254

L'Oreal SA (France)			5,562	979,466

Lawson, Inc. (Japan)			400	29,941

Liberty Interactive Corp. Class A(NON)			88,900	2,609,215

Lindt & Spruengli AG (Switzerland)			175	788,804

Magnit OJSC (Russia)			782	218,488

ManpowerGroup, Inc.			17,200	1,476,792

McDonald's Corp.			273	26,489

MEIJI Holdings Co., Ltd. (Japan)			8,600	553,580

Molson Coors Brewing Co. Class B			15,508	870,774

MWI Veterinary Supply, Inc.(NON)			1,486	253,497

Nestle SA (Switzerland)			31,985	2,347,953

New Oriental Education & Technology Group, Inc. ADR (China)			4,000	126,000

Nissin Food Products Co., Ltd. (Japan)			600	25,346

On Assignment, Inc.(NON)			8,892	310,509

OpenTable, Inc.(NON)			1,453	115,325

Panera Bread Co. Class A(NON)			60	10,601

Papa John's International, Inc.			6,094	276,668

PepsiCo, Inc.			571	47,359

Philip Morris International, Inc.			1,543	134,442

Pool Corp.			1,892	110,001

Procter & Gamble Co. (The)			15,161	1,234,257

Reckitt Benckiser Group PLC (United Kingdom)			5,441	433,194

RetailMeNot, Inc.(NON)			6,594	189,841

Reynolds American, Inc.			760	37,992

Ruby Tuesday, Inc.(NON)			29,045	201,282

SABMiller PLC (United Kingdom)			7,415	381,860

Seven & I Holdings Co., Ltd. (Japan)			2,600	103,545

Shoppers Drug Mart Corp. (Canada)			350	19,173

Shutterfly, Inc.(NON)			1,345	68,501

Spartan Stores, Inc.			6,043	146,724

Starbucks Corp.			897	70,316

Suedzucker AG (Germany)			12,191	329,076

TrueBlue, Inc.(NON)			24,135	622,200

Unilever NV ADR (Netherlands)			2,260	91,248

Unilever PLC (United Kingdom)			9,138	374,825

United Natural Foods, Inc.(NON)			1,843	138,944

USANA Health Sciences, Inc.(NON)			1,471	111,178

WM Morrison Supermarkets PLC (United Kingdom)			30,413	131,713

Wolseley PLC (United Kingdom)			3,902	221,592

Woolworths, Ltd. (Australia)			9,587	289,843

Zalando AG (acquired 9/30/13, cost $44,840) (Private) (Germany)(F)(RES)(NON)			1	38,758

zulily, Inc. Class A(NON)			1,106	45,822

				57,617,419
Energy (4.7%)

Alpha Natural Resources, Inc.(NON)			68,617	489,925

AMEC PLC (United Kingdom)			31,668	571,887

Baker Hughes, Inc.			51,200	2,829,312

BG Group PLC (United Kingdom)			37,648	811,324

BP PLC (United Kingdom)			170,476	1,380,986

Cabot Oil & Gas Corp.			51,800	2,007,768

Callon Petroleum Co.(NON)			36,547	238,652

Canadian Natural Resources, Ltd. (Canada)			7,000	236,837

Chevron Corp.			13,089	1,634,947

ConocoPhillips			113,111	7,991,292

Crescent Point Energy Corp. (Canada)			480	18,640

Delek US Holdings, Inc.			12,361	425,342

Diamond Offshore Drilling, Inc.			194	11,042

Dril-Quip, Inc.(NON)			7,200	791,496

EPL Oil & Gas, Inc.(NON)			10,216	291,156

EQT Corp.			236	21,188

Exxon Mobil Corp.			72,782	7,365,538

Ezion Holdings, Ltd. (Singapore)			180,000	317,654

FutureFuel Corp.			19,561	309,064

Gulfport Energy Corp.(NON)			2,285	144,298

Halliburton Co.			2,500	126,875

Helix Energy Solutions Group, Inc.(NON)			5,433	125,937

Husky Energy, Inc. (Canada)			610	19,352

Imperial Oil, Ltd. (Canada)			460	20,370

Key Energy Services, Inc.(NON)			27,401	216,468

Kodiak Oil & Gas Corp.(NON)			14,326	160,594

Noble Energy, Inc.			270	18,390

Occidental Petroleum Corp.			81,850	7,783,935

Oceaneering International, Inc.			15,645	1,234,078

Oil States International, Inc.(NON)			8,700	884,964

PBF Energy, Inc.			15,300	481,338

Pembina Pipeline Corp. (Canada)			530	18,670

Petrofac, Ltd. (United Kingdom)			4,854	98,508

Phillips 66			68,436	5,278,469

Repsol SA (Rights) (Spain)(NON)			15,312	10,448

Repsol YPF SA (Spain)			15,312	386,876

Rosetta Resources, Inc.(NON)			2,733	131,293

Royal Dutch Shell PLC Class A (United Kingdom)			32,756	1,176,410

Royal Dutch Shell PLC Class A (United Kingdom)			21,924	781,448

Royal Dutch Shell PLC Class B (United Kingdom)			27,230	1,024,735

Schlumberger, Ltd.			101,476	9,144,002

Spectra Energy Corp.			811	28,888

Statoil ASA (Norway)			24,616	597,920

Stone Energy Corp.(NON)			6,860	237,287

Suncor Energy, Inc. (Canada)			9,732	341,181

Superior Energy Services, Inc.(NON)			28,700	763,707

Swift Energy Co.(NON)(S)			8,688	117,288

Tesoro Corp.			20,066	1,173,861

Total SA (France)			18,121	1,110,801

TransCanada Corp. (Canada)			620	28,331

Unit Corp.(NON)			3,365	173,701

Vaalco Energy, Inc.(NON)			19,304	133,005

Valero Energy Corp.			63,207	3,185,633

Vermilion Energy, Inc. (Canada)			160	9,391

W&T Offshore, Inc.			6,007	96,112

Woodside Petroleum, Ltd. (Australia)			12,549	436,017

				65,444,631
Financials (10.2%)

3i Group PLC (United Kingdom)			76,993	491,208

Access National Corp.			5,827	87,114

ACE, Ltd.			2,539	262,863

Admiral Group PLC (United Kingdom)			3,462	75,147

AG Mortgage Investment Trust, Inc.(R)			3,395	53,098

Ageas (Belgium)			15,100	644,647

Agree Realty Corp.(R)			6,107	177,225

AIA Group, Ltd. (Hong Kong)			273,400	1,378,301

Alleghany Corp.(NON)			73	29,197

Allianz SE (Germany)			7,580	1,359,651

Allied World Assurance Co. Holdings AG			15,457	1,743,704

American Capital Agency Corp.(R)			51,900	1,001,151

American Equity Investment Life Holding Co.			13,530	356,921

American Express Co.			501	45,456

American Financial Group, Inc.			24,080	1,389,898

American International Group, Inc.			3,600	183,780

Amtrust Financial Services, Inc.			3,884	126,968

Aon PLC			76,284	6,399,465

Arch Capital Group, Ltd.(NON)			316	18,862

Arlington Asset Investment Corp. Class A			3,930	103,713

ARMOUR Residential REIT, Inc.(R)			18,101	72,585

Arthur J Gallagher & Co.			535	25,108

Ascendas Real Estate Investment Trust (Singapore)(R)			17,000	29,696

Ashford Hospitality Prime, Inc.(NON)(R)			4,220	76,804

Ashford Hospitality Trust, Inc.(R)			21,100	174,708

Assicurazioni Generali SpA (Italy)			33,899	805,639

Associated Banc-Corp.			103,400	1,799,160

Australia & New Zealand Banking Group, Ltd. (Australia)			29,024	835,542

AvalonBay Communities, Inc.(R)			16,689	1,973,140

AXA SA (France)			38,985	1,087,416

Axis Capital Holdings, Ltd.			35,900	1,707,763

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			52,187	646,617

Banco Espirito Santo SA (Portugal)(NON)			168,439	240,971

Banco Latinoamericano de Exportaciones SA Class E (Panama)			13,517	378,746

Banco Santander Central Hispano SA (Spain)			78,130	705,069

Bangkok Bank PCL NVDR (Thailand)			17,700	96,177

Bank Hapoalim BM (Israel)			3,700	20,757

Bank Leumi Le-Israel BM (Israel)(NON)			4,360	17,824

Bank of East Asia, Ltd. (Hong Kong)			6,400	27,136

Bank of Hawaii Corp.			719	42,522

Bank of Ireland (Ireland)(NON)			226,561	78,843

Bank of Kentucky Financial Corp.			3,451	127,342

Bank of Nova Scotia (Canada)			1,490	93,180

Bank of Yokohama, Ltd. (The) (Japan)			83,000	463,432

Barclays PLC (United Kingdom)			220,244	996,515

Bellway PLC (United Kingdom)			7,922	206,756

Berkshire Hathaway, Inc. Class B(NON)			5,751	681,839

BlackRock, Inc.			89	28,166

BNP Paribas SA (France)			10,153	795,007

BOC Hong Kong Holdings, Ltd. (Hong Kong)			10,500	33,772

BofI Holding, Inc.(NON)			4,990	391,366

British Land Company PLC (United Kingdom)(R)			3,710	38,669

CapitaMall Trust (Singapore)(R)			20,000	30,248

Cardinal Financial Corp.			11,290	203,220

CBL & Associates Properties, Inc.(R)			7,717	138,597

Challenger, Ltd. (Australia)			46,321	256,576

Chiba Bank, Ltd. (The) (Japan)			5,000	33,790

Chimera Investment Corp.(R)			142,579	441,995

China Pacific Insurance (Group) Co., Ltd. (China)			18,400	72,939

Chubb Corp. (The)			550	53,147

Citizens & Northern Corp.			7,276	150,104

City National Corp.			24,961	1,977,410

CNO Financial Group, Inc.			14,403	254,789

Commerzbank AG (Germany)(NON)			11,433	184,255

Commonwealth Bank of Australia (Australia)			21,763	1,516,391

CoreLogic, Inc.(NON)			79,800	2,835,294

CoreSite Realty Corp.(R)			2,043	65,764

Credicorp, Ltd. (Peru)			1,500	199,095

Credit Acceptance Corp.(NON)			1,912	248,541

Credit Agricole SA (France)(NON)			53,441	686,906

Credit Saison Co., Ltd. (Japan)			17,600	464,197

Credit Suisse Group AG (Switzerland)			10,778	330,905

Cullen/Frost Bankers, Inc.			770	57,311

CYS Investments, Inc.(R)			10,985	81,399

DBS Group Holdings, Ltd. (Singapore)			33,000	448,533

Deutsche Bank AG (Germany)			12,916	616,269

Dexus Property Group (Australia)(R)			437,138	392,410

DFC Global Corp.(NON)			11,882	136,049

Discover Financial Services			103,718	5,803,022

Eagle Bancorp, Inc.			5,721	175,234

East West Bancorp, Inc.			9,270	324,172

Education Realty Trust, Inc.(R)			21,741	191,756

Encore Capital Group, Inc.(NON)			7,695	386,751

EPR Properties(R)			3,191	156,870

Erste Group Bank AG (Czech Republic)			8,900	311,362

Essex Property Trust, Inc.(R)			50	7,176

Eurazeo SA (France)			1,896	148,672

Everest Re Group, Ltd.			226	35,227

Federal Realty Investment Trust(R)			8,790	891,394

Financial Institutions, Inc.			7,492	185,127

First Community Bancshares Inc.			7,044	117,635

First Industrial Realty Trust(R)			6,890	120,231

First Niagara Financial Group, Inc.			184,900	1,963,638

FirstMerit Corp.			8,770	194,957

Flushing Financial Corp.			7,402	153,221

Genworth Financial, Inc. Class A(NON)			44,456	690,402

Gjensidige Forsikring ASA (Norway)			2,320	44,290

Glimcher Realty Trust(R)			13,171	123,281

Goldman Sachs Group, Inc. (The)			59,654	10,574,268

GPT Group (Australia)(R)			148,893	453,229

Greenhill & Co., Inc.			1,793	103,886

Grupo Financiero Banorte SAB de CV (Mexico)			31,500	220,366

Gunma Bank, Ltd. (The) (Japan)			4,000	22,375

Hammerson PLC (United Kingdom)(R)			36,052	299,832

Hang Seng Bank, Ltd. (Hong Kong)			34,600	562,151

Hanmi Financial Corp.			14,590	319,375

Hannover Rueckversicherung AG (Germany)			570	49,229

Health Care REIT, Inc.(R)			363	19,446

Heartland Financial USA, Inc.			5,033	144,900

Heritage Financial Group, Inc.(NON)			6,312	121,506

HFF, Inc. Class A(NON)			19,038	511,170

Hibernia REIT PLC (Ireland)(NON)(R)			296,000	476,432

Hongkong Land Holdings, Ltd. (Hong Kong)			17,000	100,643

HSBC Holdings PLC (United Kingdom)			188,488	2,067,316

ING Groep NV GDR (Netherlands)(NON)			36,223	506,530

Insurance Australia Group, Ltd. (Australia)			119,270	619,997

Intact Financial Corp. (Canada)			2,790	182,200

IntercontinentalExchange Group, Inc.			238	53,531

Invesco Mortgage Capital, Inc.(R)			5,617	82,458

Investor AB Class B (Sweden)			14,700	507,224

Investors Real Estate Trust(R)			15,532	133,265

iStar Financial, Inc.(NON)(R)			13,131	187,379

Japan Real Estate Investment Corp. (Japan)(R)			8	42,915

Joyo Bank, Ltd. (The) (Japan)			83,000	424,697

JPMorgan Chase & Co.			245,907	14,380,641

Julius Baer Group, Ltd. (Switzerland)			920	44,362

KeyCorp			132,600	1,779,492

Kilroy Realty Corp.(R)			10,500	526,890

KKR & Co. LP			3,700	90,058

Legal & General Group PLC (United Kingdom)			144,999	535,031

Lexington Realty Trust(R)			30,869	315,172

Lloyds Banking Group PLC (United Kingdom)(NON)			1,060,160	1,385,706

LTC Properties, Inc.(R)			8,089	286,270

Maiden Holdings, Ltd. (Bermuda)			12,444	136,013

MainSource Financial Group, Inc.			11,166	201,323

MFA Financial, Inc.(R)			18,025	127,257

Mitsubishi Estate Co., Ltd. (Japan)			16,000	479,469

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			102,100	675,091

Mizrahi Tefahot Bank, Ltd. (Israel)			1,510	19,778

MS&AD Insurance Group Holdings (Japan)			2,500	67,257

Muenchener Rueckversicherungs AG (Germany)			1,943	428,226

National Australia Bank, Ltd. (Australia)			17,590	549,122

National Health Investors, Inc.(R)			4,547	255,087

Natixis (France)			30,958	182,818

Nelnet, Inc. Class A			6,814	287,142

Northern Trust Corp.			693	42,890

Oberoi Realty, Ltd. (India)(NON)			19,396	73,832

Ocwen Financial Corp.(NON)			3,956	219,360

OFG Bancorp (Puerto Rico)			6,762	117,253

One Liberty Properties, Inc.(R)			7,401	148,982

ORIX Corp. (Japan)			10,000	176,152

Pacific Premier Bancorp, Inc.(NON)			7,001	110,196

PacWest Bancorp			6,073	256,402

PartnerRe, Ltd.			279	29,415

People's United Financial, Inc.			4,193	63,398

Peoples Bancorp, Inc.			6,774	152,483

Persimmon PLC (United Kingdom)			11,102	228,076

PHH Corp.(NON)			5,988	145,808

PNC Financial Services Group, Inc.			96,282	7,469,558

Popular, Inc. (Puerto Rico)(NON)			5,766	165,657

Portfolio Recovery Associates, Inc.(NON)			7,354	388,585

ProAssurance Corp.			4,676	226,692

Protective Life Corp.			5,798	293,727

Prudential PLC (United Kingdom)			55,906	1,251,234

PS Business Parks, Inc.(R)			4,410	337,012

Public Storage(R)			18,838	2,835,496

Ramco-Gershenson Properties Trust(R)			9,078	142,888

Rayonier, Inc.(R)			17,190	723,699

Regus PLC (United Kingdom)			104,375	376,624

RenaissanceRe Holdings, Ltd.			255	24,822

Republic Bancorp, Inc. Class A			4,477	109,866

Resona Holdings, Inc. (Japan)			158,300	807,419

RioCan Real Estate Investment Trust (Canada)(R)			1,170	27,283

Sberbank of Russia ADR (Russia)			22,202	280,394

SCOR SE (France)			5,821	212,793

Sekisui House, Ltd. (Japan)			7,000	98,014

Select Income REIT(R)			5,696	152,311

Shizuoka Bank, Ltd. (The) (Japan)			3,000	32,093

Shopping Centres Australasia Property Group (Australia)(R)			80,476	111,044

Simon Property Group, Inc.(R)			40,866	6,218,171

Skandinaviska Enskilda Banken AB (Sweden)			43,668	577,723

Sovran Self Storage, Inc.(R)			1,439	93,780

SpareBank 1 SR-Bank ASA (Norway)(NON)			15,115	150,285

St James's Place PLC (United Kingdom)			4,183	50,435

Starwood Property Trust, Inc.(R)			4,359	120,744

State Street Corp.			85,600	6,282,184

Stewart Information Services Corp.			10,255	330,929

Sumitomo Mitsui Financial Group, Inc. (Japan)			26,400	1,363,336

Summit Hotel Properties, Inc.(R)			19,546	175,914

Sun Hung Kai Properties, Ltd. (Hong Kong)			5,000	63,705

Surya Semesta Internusa Tbk PT (Indonesia)			809,000	37,334

Swedbank AB Class A (Sweden)			21,050	593,829

Symetra Financial Corp.			12,515	237,284

T. Rowe Price Group, Inc.			745	62,409

Tanger Factory Outlet Centers(R)			167	5,347

Third Point Reinsurance, Ltd. (Bermuda)(NON)			13,215	244,874

Tokio Marine Holdings, Inc. (Japan)			2,600	87,092

Tokyu Fudosan Holdings Corp. (Japan)(NON)			81,000	764,358

Toronto-Dominion Bank (Canada)			528	49,760

Travelers Cos., Inc. (The)			73,700	6,672,798

UBS AG (Switzerland)			39,543	753,307

Unibail-Rodamco SE (France)(R)			280	71,904

UniCredit SpA (Italy)			63,631	473,815

Unipol Gruppo Finanziario SpA (Preference) (Italy)			26,766	135,619

Universal Health Realty Income Trust(R)			1,889	75,673

Validus Holdings, Ltd.			610	24,577

Visa, Inc. Class A			920	204,866

WageWorks, Inc.(NON)			4,509	268,015

Walter Investment Management Corp.(NON)			2,740	96,886

Wells Fargo & Co.			17,644	801,038

Westfield Group (Australia)			34,065	307,026

Westpac Banking Corp. (Australia)			19,416	563,861

Wheelock and Co., Ltd. (Hong Kong)			128,000	589,959

WP Carey, Inc.(R)			7,700	472,395

Zurich Insurance Group AG (Switzerland)			210	61,067

				142,979,470
Health care (6.6%)

Abaxis, Inc.(NON)			1,603	64,152

Abbott Laboratories			990	37,947

AbbVie, Inc.			84,290	4,451,355

ACADIA Pharmaceuticals, Inc.(NON)			9,128	228,109

Accuray, Inc.(NON)			14,215	123,813

Actavis PLC(NON)			1,000	168,000

Actelion, Ltd. (Switzerland)			6,484	549,656

Aegerion Pharmaceuticals, Inc.(NON)			906	64,290

Aetna, Inc.			66,400	4,554,376

Alere, Inc.(NON)			7,883	285,365

Align Technology, Inc.(NON)			2,459	140,532

Alkermes PLC(NON)			4,371	177,725

Amedisys, Inc.(NON)			6,585	96,339

AmerisourceBergen Corp.			700	49,217

Amgen, Inc.			514	58,678

AmSurg Corp.(NON)			4,948	227,212

Ariad Pharmaceuticals, Inc.(NON)(S)			30,966	211,188

Array BioPharma, Inc.(NON)			14,747	73,882

Astellas Pharma, Inc. (Japan)			11,300	669,552

AstraZeneca PLC (United Kingdom)			25,058	1,486,342

athenahealth, Inc.(NON)			674	90,653

Auxilium Pharmaceuticals, Inc.(NON)			7,349	152,418

Bayer AG (Germany)			12,006	1,684,362

Becton, Dickinson and Co.			256	28,285

Biospecifics Technologies Corp.(NON)			2,748	59,549

Bristol-Myers Squibb Co.			1,230	65,375

C.R. Bard, Inc.			243	32,547

Cardinal Health, Inc.			60,762	4,059,509

Catamaran Corp.(NON)			180	8,549

Celgene Corp.(NON)			21,982	3,714,079

Centene Corp.(NON)			1,404	82,766

Chemed Corp.(S)			5,298	405,933

Coloplast A/S Class B (Denmark)			12,910	856,355

Computer Programs & Systems, Inc.			1,178	72,812

Conatus Pharmaceuticals, Inc.(NON)			2,096	13,519

Conmed Corp.			9,980	424,150

CSL, Ltd. (Australia)			280	17,284

Cubist Pharmaceuticals, Inc.(NON)			6,452	444,349

Cyberonics, Inc.(NON)			1,449	94,924

DexCom, Inc.(NON)			2,863	101,379

Eisai Co., Ltd. (Japan)			400	15,506

Eli Lilly & Co.			53,905	2,749,155

Endo Health Solutions, Inc.(NON)			5,657	381,621

Exact Sciences Corp.(NON)			1,738	20,317

GlaxoSmithKline PLC (United Kingdom)			50,885	1,357,187

Globus Medical, Inc. Class A(NON)			6,312	127,376

Greatbatch, Inc.(NON)			11,928	527,695

Grifols SA ADR (Spain)			9,261	334,507

Haemonetics Corp.(NON)			2,925	123,230

Health Net, Inc.(NON)			18,796	557,677

HealthSouth Corp.			1,638	54,578

Henry Schein, Inc.(NON)			263	30,050

Hill-Rom Holdings, Inc.			7,008	289,711

Hisamitsu Pharmaceutical Co., Inc. (Japan)			7,000	352,668

Impax Laboratories, Inc.(NON)			9,289	233,525

Incyte Corp., Ltd.(NON)(S)			1,855	93,919

Insulet Corp.(NON)			4,490	166,579

Insys Therapeutics, Inc.(NON)			8,127	314,596

Intuitive Surgical, Inc.(NON)			6,600	2,534,928

Isis Pharmaceuticals, Inc.(NON)			2,310	92,030

Jazz Pharmaceuticals PLC(NON)			13,932	1,763,234

Johnson & Johnson			136,901	12,538,763

Kindred Healthcare, Inc.			9,095	179,535

Lexicon Pharmaceuticals, Inc.(NON)			19,590	35,262

Magellan Health Services, Inc.(NON)			1,683	100,829

McKesson Corp.			39,364	6,353,350

MedAssets, Inc.(NON)			12,895	255,708

Medicines Co. (The)(NON)			6,983	269,683

Merck & Co., Inc.			159,675	7,991,734

Miraca Holdings, Inc. (Japan)			100	4,716

Nanosphere, Inc.(NON)			34,995	80,139

NewLink Genetics Corp.(NON)			3,088	67,967

Novartis AG (Switzerland)			12,933	1,035,034

Novo Nordisk A/S Class B (Denmark)			3,151	580,513

NPS Pharmaceuticals, Inc.(NON)			5,023	152,498

NxStage Medical, Inc.(NON)			6,787	67,870

Omega Healthcare Investors, Inc.(R)			3,877	115,535

Ono Pharmaceutical Co., Ltd. (Japan)			200	17,515

OraSure Technologies, Inc.(NON)			22,308	140,317

Orion OYJ Class B (Finland)			15,836	445,853

Otsuka Holdings Company, Ltd. (Japan)			600	17,328

PDL BioPharma, Inc.			4,307	36,351

Perrigo Co. PLC			110	16,881

Pfizer, Inc.			352,886	10,808,898

Prestige Brands Holdings, Inc.(NON)			7,468	267,354

Providence Service Corp. (The)(NON)			11,733	301,773

Quest Diagnostics, Inc.			423	22,647

Questcor Pharmaceuticals, Inc.			5,108	278,131

Receptos, Inc.(NON)			1,765	51,167

Repligen Corp.(NON)			6,930	94,525

Roche Holding AG-Genusschein (Switzerland)			7,694	2,156,759

Salix Pharmaceuticals, Ltd.(NON)			5,878	528,667

Sanofi (France)			19,405	2,065,584

Sequenom, Inc.(NON)(S)			22,896	53,577

Shire PLC (United Kingdom)			5,320	250,688

STAAR Surgical Co.(NON)			18,066	292,489

Stada Arzneimittel AG (Germany)			5,425	268,770

Steris Corp.			3,152	151,454

Sucampo Pharmaceuticals, Inc. Class A(NON)			10,022	94,207

Suzuken Co., Ltd. (Japan)			5,200	168,416

Takeda Pharmaceutical Co., Ltd. (Japan)			5,600	257,069

TearLab Corp.(NON)			4,257	39,760

Thoratec Corp.(NON)			2,640	96,624

Threshold Pharmaceuticals, Inc.(NON)			16,436	76,756

Trinity Biotech PLC ADR (Ireland)			5,523	138,848

Triple-S Management Corp. Class B (Puerto Rico)(NON)			3,759	73,075

United Therapeutics Corp.(NON)			464	52,469

VCA Antech, Inc.(NON)			15,900	498,624

Ventas, Inc.(R)			387	22,167

WellCare Health Plans, Inc.(NON)			6,141	432,449

WellPoint, Inc.			52,700	4,868,953

				93,161,897
Technology (9.0%)

Activision Blizzard, Inc.			170,900	3,047,147

Actuate Corp.(NON)			36,083	278,200

Acxiom Corp.(NON)			12,557	464,358

Agilent Technologies, Inc.			19,900	1,138,081

Alcatel-Lucent (France)(NON)			32,688	146,640

Amadeus IT Holding SA Class A (Spain)			1,426	61,081

Analog Devices, Inc.			690	35,142

Anixter International, Inc.(NON)			4,162	373,914

AOL, Inc.(NON)			63,064	2,940,044

Apple, Inc.			27,000	15,149,970

ASML Holding NV (Netherlands)			6,438	604,561

Aspen Technology, Inc.(NON)			5,966	249,379

ASUSTeK Computer, Inc. (Taiwan)			11,000	99,047

Avago Technologies, Ltd.			610	32,263

AVG Technologies NV (Netherlands)(NON)			6,001	103,277

Blucora, Inc.(NON)			12,179	355,140

Bottomline Technologies, Inc.(NON)			2,242	81,071

Brady Corp. Class A			7,685	237,697

Brightcove, Inc.(NON)			10,560	149,318

Broadcom Corp. Class A			200,465	5,943,787

Brocade Communications Systems, Inc.(NON)			254,133	2,254,160

CA, Inc.			107,900	3,630,835

CACI International, Inc. Class A(NON)			1,006	73,659

Cadence Design Systems, Inc.(NON)			210,400	2,949,808

Calix, Inc.(NON)			5,504	53,059

Cap Gemini (France)			8,750	593,336

Cavium, Inc.(NON)			1,812	62,532

Ceva, Inc.(NON)			7,917	120,497

CGI Group, Inc. Class A (Canada)(NON)			170	5,688

Cirrus Logic, Inc.(NON)			10,275	209,918

Commvault Systems, Inc.(NON)			2,360	176,717

Cornerstone OnDemand, Inc.(NON)			3,525	188,024

CSG Systems International, Inc.			2,622	77,087

Dassault Systemes SA (France)			150	18,638

EMC Corp.			322,300	8,105,845

EnerSys			7,782	545,440

Entegris, Inc.(NON)			17,293	200,599

F5 Networks, Inc.(NON)			35,800	3,252,788

Facebook, Inc. Class A(NON)			1,500	81,990

Fairchild Semiconductor International, Inc.(NON)			6,539	87,296

FEI Co.			3,122	278,982

Fortinet, Inc.(NON)			150,600	2,880,978

GenMark Diagnostics, Inc.(NON)			25,232	335,838

Gentex Corp.			38,000	1,253,620

Google, Inc. Class A(NON)			2,915	3,266,870

GT Advanced Technologies, Inc.(NON)			4,105	35,796

Hamamatsu Photonics K.K. (Japan)			400	16,025

Harris Corp.			232	16,196

Honeywell International, Inc.			910	83,147

Hoya Corp. (Japan)			1,400	38,965

IBM Corp.			703	131,862

inContact, Inc.(NON)			9,354	73,055

Infoblox, Inc.(NON)			3,673	121,282

Inotera Memories, Inc. (Taiwan)(NON)			117,000	86,757

Integrated Silicon Solutions, Inc.(NON)			21,300	257,517

IntraLinks Holdings, Inc.(NON)			18,048	218,561

Intuit, Inc.			802	61,209

Itochu Techno-Solutions Corp. (Japan)			200	8,116

Keyence Corp. (Japan)			2,000	856,505

Konica Minolta Holdings, Inc. (Japan)			53,500	536,312

L-3 Communications Holdings, Inc.			20,199	2,158,465

Lam Research Corp.(NON)			3,900	212,355

Lexmark International, Inc. Class A			3,630	128,938

Linear Technology Corp.			690	31,430

Magnachip Semiconductor Corp. (South Korea)(NON)			17,257	336,512

Manhattan Associates, Inc.(NON)			3,036	356,669

Marvell Technology Group, Ltd.			191,800	2,758,084

Maxim Integrated Products, Inc.			850	23,724

Mellanox Technologies, Ltd. (Israel)(NON)			2,587	103,402

Mentor Graphics Corp.			19,938	479,908

Microsemi Corp.(NON)			4,162	103,842

Microsoft Corp.			301,772	11,295,326

Motorola Solutions, Inc.			565	38,138

MTS Systems Corp.			1,638	116,708

NetApp, Inc.			121,700	5,006,738

Netscout Systems, Inc.(NON)			4,336	128,302

NIC, Inc.(NON)			4,628	115,098

Nomura Research Institute, Ltd. (Japan)			12,700	400,507

NTT Data Corp. (Japan)			6,900	255,332

NXP Semiconductor NV(NON)			1,800	82,674

Omnivision Technologies, Inc.(NON)			12,565	216,118

Omron Corp. (Japan)			19,800	876,348

Oracle Corp.			318,620	12,190,401

Paychex, Inc.			992	45,166

Pegatron Corp. (Taiwan)			63,000	81,395

Perficient, Inc.(NON)			9,150	214,293

Photronics, Inc.(NON)			17,118	154,576

Plantronics, Inc.			1,447	67,213

Procera Networks, Inc.(NON)			7,299	109,631

PTC, Inc.(NON)			5,357	189,584

QLIK Technologies, Inc.(NON)			1,802	47,987

Quantum Corp.(NON)			87,017	104,420

RF Micro Devices, Inc.(NON)			57,181	295,054

Rockwell Automation, Inc.			30,200	3,568,432

Rovi Corp.(NON)			9,002	177,249

Safeguard Scientifics, Inc.(NON)			9,595	192,764

Sage Group PLC (The) (United Kingdom)			1,387	9,301

Samsung Electronics Co., Ltd. (South Korea)			126	164,681

SAP AG (Germany)			4,319	370,311

Sartorius AG (Preference) (Germany)			1,716	204,309

SciQuest, Inc.(NON)			2,918	83,105

Semtech Corp.(NON)			4,402	111,283

Silicon Graphics International Corp.(NON)			4,719	63,282

Silicon Image, Inc.(NON)			27,239	167,520

SK Hynix, Inc. (South Korea)(NON)			12,130	423,660

SoftBank Corp. (Japan)			17,500	1,534,096

SolarWinds, Inc.(NON)			8,012	303,094

Sparton Corp.(NON)			6,092	170,271

SS&C Technologies Holdings, Inc.(NON)			5,350	236,791

Symantec Corp.			179,565	4,234,143

Synaptics, Inc.(NON)			4,295	222,524

Tech Data Corp.(NON)			5,170	266,772

Tencent Holdings, Ltd. (China)			4,200	269,849

Texas Instruments, Inc.			1,566	68,763

Tokyo Electron, Ltd. (Japan)			9,200	507,496

Tyler Technologies, Inc.(NON)			2,921	298,322

Ultimate Software Group, Inc.(NON)			2,482	380,292

Ultra Clean Holdings, Inc.(NON)			15,809	158,564

Unisys Corp.(NON)			7,169	240,663

United Internet AG (Germany)			10,536	448,849

VeriFone Systems, Inc.(NON)			5,903	158,318

Verint Systems, Inc.(NON)			3,659	157,117

Vocus, Inc.(NON)			6,132	69,843

Western Digital Corp.			74,047	6,212,543

Xilinx, Inc.			690	31,685

XO Group, Inc.(NON)			11,549	171,618

Yandex NV Class A (Russia)(NON)			5,736	247,508

Zynga, Inc. Class A(NON)			20,084	76,319

				125,461,301
Transportation (1.2%)

Aegean Marine Petroleum Network, Inc. (Greece)			27,273	306,003

Aeroflot - Russian Airlines OJSC (Russia)(NON)			52,009	134,214

Alaska Air Group, Inc.			16,400	1,203,268

C.H. Robinson Worldwide, Inc.			265	15,460

Canadian National Railway Co. (Canada)			600	34,207

Cathay Pacific Airways, Ltd. (Hong Kong)			6,000	12,705

Central Japan Railway Co. (Japan)			8,000	943,561

China Southern Airlines Co., Ltd. (China)			200,000	78,048

ComfortDelgro Corp., Ltd. (Singapore)			245,000	390,509

Con-way, Inc.			9,801	389,198

Copa Holdings SA Class A (Panama)			600	96,066

Delta Air Lines, Inc.			182,531	5,014,127

Deutsche Post AG (Germany)			18,899	689,163

Diana Shipping, Inc. (Greece)(NON)			12,140	161,341

Hankyu Hanshin Holdings, Inc. (Japan)			3,000	16,230

Hawaiian Holdings, Inc.(NON)			18,777	180,823

International Consolidated Airlines Group SA (Spain)(NON)			103,214	687,527

J. B. Hunt Transport Services, Inc.			159	12,291

Japan Airlines Co., Ltd. (Japan)(UR)			10,300	508,176

Jaypee Infratech, Ltd. (India)(NON)			98,463	37,036

Koninklijke Vopak NV (Netherlands)			900	52,731

Kuehne & Nagel International AG (Switzerland)			210	27,619

Matson, Inc.			2,647	69,113

MTR Corp. (Hong Kong)			5,000	18,971

Nippon Express Co., Ltd. (Japan)			3,000	14,549

Quality Distribution, Inc.(NON)			36,839	472,644

Republic Airways Holdings, Inc.(NON)			12,182	130,226

Ryanair Holdings PLC ADR (Ireland)(NON)			840	39,421

Singapore Airlines, Ltd. (Singapore)			2,000	16,520

SkyWest, Inc.			9,754	144,652

Southwest Airlines Co.			157,648	2,970,088

Spirit Airlines, Inc.(NON)			9,789	444,518

StealthGas, Inc. (Greece)(NON)			38,464	391,948

Swift Transportation Co.(NON)(S)			24,775	550,253

Tobu Railway Co., Ltd. (Japan)			3,000	14,559

United Parcel Service, Inc. Class B			780	81,962

Universal Truckload Services, Inc.			830	25,323

West Japan Railway Co. (Japan)			500	21,699

Yamato Transport Co., Ltd. (Japan)			19,000	384,646

				16,781,395
Utilities and power (1.6%)

Beijing Enterprises Water Group, Ltd. (China)			406,000	255,290

Canadian Utilities, Ltd. (Canada)			160	5,373

Centrica PLC (United Kingdom)			148,511	855,282

China Resources Gas Group, Ltd. (China)			44,000	153,267

Chubu Electric Power Co., Inc. (Japan)			7,500	96,942

CLP Holdings, Ltd. (Hong Kong)			2,500	19,809

CMS Energy Corp.			56,646	1,516,413

Consolidated Edison, Inc.			816	45,108

DTE Energy Co.			667	44,282

Edison International			69,000	3,194,700

Electric Power Development Co., Ltd. (Japan)			500	14,582

Enbridge, Inc. (Canada)			680	29,709

Enel SpA (Italy)			112,981	494,975

Energias de Portugal (EDP) SA (Portugal)			6,410	23,546

ENI SpA (Italy)			41,190	995,958

Entergy Corp.			37,525	2,374,207

Fortum OYJ (Finland)			1,390	31,822

GDF Suez (France)			23,486	554,219

Kansai Electric Power, Inc. (Japan)(NON)			55,900	643,417

Kinder Morgan, Inc.			580	20,880

National Grid PLC (United Kingdom)			3,390	44,295

Origin Energy, Ltd. (Australia)			26,127	328,382

PG&E Corp.			93,419	3,762,917

Pinnacle West Capital Corp.			408	21,591

PPL Corp.			133,300	4,010,997

Red Electrica Corporacion SA (Spain)			11,256	752,488

SCANA Corp.			540	25,342

Snam SpA (Italy)			5,180	29,036

Terna SPA (Italy)			5,160	25,933

Toho Gas Co., Ltd. (Japan)			2,000	9,744

Tokyo Gas Co., Ltd. (Japan)			79,000	389,274

UGI Corp.			23,800	986,748

United Utilities Group PLC (United Kingdom)			40,365	450,040

Veolia Environnement (France)			16,330	266,750

				22,473,318

Total common stocks (cost $628,433,244)				$773,574,934

CORPORATE BONDS AND NOTES (16.5%)(a)
			Principal amount	Value

Basic materials (1.3%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$76,000	$81,890

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	93,365

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			760,000	962,464

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	88,425

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			527,000	501,968

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			414,000	445,050

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2017 (Luxembourg)			95,000	96,425

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	226,288

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	128,925

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			310,000	330,150

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	225,500

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	211,765

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	114,870

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			145,000	151,525

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	202,167

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			295,000	380,902

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	535,768

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			75,000	72,004

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	72,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			360,000	379,800

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	185,213

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			335,000	353,023

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			110,000	119,900

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			50,000	52,125

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			215,000	212,850

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			245,000	263,988

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			265,000	316,344

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			145,000	148,625

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			135,000	134,663

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			170,000	176,588

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			215,000	242,950

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			195,000	215,719

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			270,000	265,950

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	115,000	158,799

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			$205,000	176,300

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			140,000	153,475

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			225,000	226,406

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	74,102	102,653

International Paper Co. sr. unsec. notes 7.95s, 2018			$1,070,000	1,299,720

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			330,000	378,675

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			255,000	283,688

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	402,201

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			655,000	753,323

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	319,392

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	39,645

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			30,000	31,425

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,525

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			28,000	28,364

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			12,000	12,271

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	138,713

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			70,000	67,550

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			220,000	244,750

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			60,000	62,400

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	300,787

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	231,125

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	185,300

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	345,990

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			284,000	291,553

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	240,326

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	201,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			180,000	190,800

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			160,000	171,600

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			135,000	131,456

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			55,000	60,156

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			10,000	10,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	43,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			55,000	59,538

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	24,938

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			305,000	346,175

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			55,000	58,300

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	183,600

USG Corp. sr. unsec. notes 9 3/4s, 2018			175,000	206,938

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	46,913

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			345,000	332,925

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			435,000	504,720

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	495,580

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			180,000	198,318

				17,742,902
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			360,000	390,600

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			425,000	486,625

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			200,000	201,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	82,125

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	177,188

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			180,000	193,050

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			320,000	370,400

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			255,000	270,938

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	269,390

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			135,000	133,988

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	141,563

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			300,000	329,625

Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			35,000	37,144

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			340,000	317,900

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	476,884

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			828,000	852,840

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			230,000	164,450

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	238,490

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	220,172

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	220,375

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			175,000	188,781

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			771,000	994,535

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	85,850

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			360,000	340,200

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			240,000	252,600

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			205,000	216,788

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	134,393

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	209,000

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			100,000	110,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			130,000	132,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	221,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	112,613

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			205,000	218,838

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			405,000	411,075

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	117,700

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			205,000	223,963

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	58,850

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			330,000	340,725

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			268,000	286,760

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			110,000	114,675

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			55,000	59,125

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	305,663

Triumph Group, Inc. company guaranty senior unsec. notes 4 7/8s, 2021			185,000	179,450

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	839,104

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			100,000	97,778

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			50,000	50,000

				11,878,313
Communication services (1.7%)

Adelphia Communications Corp. escrow bonds zero %, 2014			270,000	1,890

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	174,589

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	204,917

American Tower Corp. sr. unsec. notes 7s, 2017(R)			440,000	507,141

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			480,000	559,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	89,400

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			140,000	156,275

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	190,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			110,000	102,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	162,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	169,950

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	78,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			240,000	252,600

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			225,000	227,813

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	50,875

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			690,000	848,217

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	128,304

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	107,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			170,000	166,600

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	78,684

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			150,000	162,000

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			70,000	72,450

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	613,691

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			230,000	239,200

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			445,000	509,525

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			170,000	180,200

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	60,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			295,000	319,338

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			325,000	362,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	108,150

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	231,525

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			440,000	471,900

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			500,000	536,250

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	234,534

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	206,969

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	207,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	49,275

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	222,600

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			85,000	85,850

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	132,500

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			295,000	304,588

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			255,000	264,563

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			255,000	192,525

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	280,439

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	257,025

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			165,000	159,638

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			719,000	783,823

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	122,471

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	433,979

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	13,943

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	72,800

SBA Tower Trust 144A notes 2.933s, 2017			775,000	786,928

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	235,517

Sprint Capital Corp. company guaranty 6 7/8s, 2028			995,000	937,788

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			215,000	248,863

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			135,000	146,475

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			490,000	589,225

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			445,000	478,375

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			255,000	273,806

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			35,000	36,181

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			95,000	99,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			30,000	30,600

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			85,000	89,463

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	491,941

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			162,000	159,746

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			285,000	290,249

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			200,000	188,340

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			935,000	1,018,666

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	161,716

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			2,255,000	2,608,726

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			125,000	133,891

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	193,161

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	285,336

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	254,150

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			395,000	438,450

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			355,000	373,638

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			370,000	393,588

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	439,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			165,000	174,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			110,000	102,850

				23,811,576
Consumer cyclicals (2.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			510,000	644,438

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			285,000	325,969

American Media, Inc. 144A notes 13 1/2s, 2018			14,107	15,236

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	104,175

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	75,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			125,000	139,375

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			105,000	105,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			123,000	123,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			75,000	75,563

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			270,000	280,125

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			130,000	130,794

Building Materials Corp. of America 144A company guaranty sr. unsec. notes 7 1/2s, 2020			240,000	259,200

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			95,000	102,125

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			110,000	119,075

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	230,881

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			525,000	510,563

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	356,125

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			205,000	255,057

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	451,268

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			170,000	178,075

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	48,825

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	123,438

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			73,000	73,548

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			110,000	110,825

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			215,000	218,763

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			345,000	363,113

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			175,000	199,063

Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			100,000	101,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			30,000	28,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	138,125

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			280,000	282,800

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			255,000	260,100

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	394,219

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			295,000	284,675

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			195,000	205,725

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			45,000	45,788

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			270,000	286,875

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	277,463

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	579,072

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			169,000	178,718

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			375,000	399,375

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	58,500

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	175,261

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	280,966

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,575,000	1,978,723

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			120,000	121,500

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			160,000	166,600

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			300,000	304,125

General Motors Financial Co., Inc. 144A company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	47,563

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			255,000	255,000

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			365,000	369,563

Gibson Brands, Inc. 144A company guaranty sr. notes 8 7/8s, 2018			165,000	173,663

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			225,000	225,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			305,000	311,863

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			280,000	297,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	330,000	324,396

Griffey Intermediate, Inc./Griffey Finance Sub LLC 144A sr. unsec. notes 7s, 2020			$205,000	161,950

Grupo Televisa S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			545,000	610,003

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	207,575

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	33,152

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	422,302

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	200,343

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			86,000	89,652

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			225,000	233,438

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	91,319

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			300,000	305,625

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			195,000	213,769

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	132,638

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	176,138

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	221,913

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			280,000	317,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	104,625

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			75,000	77,800

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			145,000	154,425

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			275,000	301,125

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	107,363

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			170,000	174,250

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			255,000	263,925

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			90,000	83,475

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	411,350

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			315,000	357,455

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	244,045

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	514,808

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			120,000	119,829

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			530,000	532,095

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			280,000	308,000

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			180,000	178,200

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			225,000	255,938

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	104,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			155,000	165,850

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			140,000	164,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	150,188

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	52,688

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			180,000	186,300

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			117,000	119,781

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			666,616	740,777

Navistar International Corp. sr. notes 8 1/4s, 2021			348,000	359,310

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			280,000	292,950

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	183,150

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			165,000	172,838

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			120,000	125,400

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			350,000	409,984

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	117,700

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			125,000	127,500

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			95,000	92,388

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			295,000	325,606

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			195,000	215,963

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			115,000	110,362

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	138,990

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			145,000	143,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			195,000	199,388

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,513

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			130,000	132,600

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			340,000	364,714

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			275,000	316,250

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			150,000	154,125

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			25,000	28,250

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. notes 7 7/8s, 2018			25,000	27,125

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	87,800

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	61,738

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			205,000	201,413

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			150,000	140,625

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			180,000	195,975

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			300,000	308,250

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			400,000	446,000

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	243,100

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			200,000	225,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	83,725

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			90,000	90,900

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			175,000	180,688

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			250,000	255,625

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	55,688

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			245,000	239,488

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,625

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	16,013

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			195,000	209,869

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	88,613

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			100,000	96,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	51,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			90,000	87,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			248,000	272,800

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	82,879

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			148,000	133,883

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			130,000	140,725

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	50,750

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			191,760	203,266

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			60,000	60,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			170,000	166,175

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			370,000	373,700

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			275,000	302,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,055,785

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	52,310

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	159,195

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	60,749

				34,187,245
Consumer staples (1.0%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	283,500

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			102,000	101,490

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			254,000	249,053

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			69,000	90,693

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	13,173

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	516,413

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	372,989

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	111,956

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	93,400

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	92,031

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			125,000	119,688

Bunge Ltd., Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			253,000	267,208

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	33,169

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			175,000	194,250

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	343,424

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			180,000	185,400

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			60,000	57,450

Claire's Stores, Inc. 144A sr. notes 9s, 2019			285,000	309,225

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	55,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	397,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	117,425

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			60,000	56,550

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	49,000

CVS Pass-Through Trust 144A sr. mortgage notes 4.704s, 2036			360,000	359,298

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	323,394

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	320,450

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			58,000	59,626

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	214,978

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	316,350

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	261,600

Erac USA Finance, LLC 144A company guaranty sr. unsec. sub. notes 7s, 2037			295,000	349,110

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	178,477

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			280,000	270,900

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	102,481

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			125,000	129,063

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			105,000	108,806

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	67,600

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			85,000	92,225

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,575

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			560,000	507,063

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	492,446

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			75,000	73,934

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			118,000	135,197

Kroger Co. (The) sr. notes 6.15s, 2020			40,000	45,699

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	143,269

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			425,000	463,250

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			311,000	335,880

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	365,067

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	441,465

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			295,000	288,642

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	432,493

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	123,050

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			25,000	26,750

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			185,000	186,388

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			285,000	281,081

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			205,000	235,238

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	90,000

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	268,177

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	195,638

Sun Merger Sub, Inc. 144A sr. unsec. sub. notes 5 7/8s, 2021			50,000	51,250

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	36,575

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			495,000	552,547

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			165,000	183,356

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			60,000	60,900

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			235,000	246,694

				13,563,519
Energy (2.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	111,825

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	85,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			340,000	328,100

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			195,000	166,725

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			500,000	607,905

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			128,000	142,844

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	196,514

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	255,900

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			180,000	181,800

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			254,000	250,255

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	50,545

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			262,000	275,100

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	133,438

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			195,000	209,625

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	929,530

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			160,000	163,200

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			650,000	730,482

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			385,000	416,763

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	226,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	249,550

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	74,762

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	61,800

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			260,000	272,350

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	297,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			135,000	138,713

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	113,575

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	72,188

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			390,000	422,175

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	326,663

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	446,663

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			320,000	336,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	373,748

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	53,125

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			440,000	420,200

Forbes Energy Services, Ltd. company guaranty sr. unsec. notes 9s, 2019			200,000	196,000

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			225,000	236,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			324,000	381,610

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,021,090

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			425,000	442,000

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			295,000	314,175

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			55,000	57,338

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			550,000	555,500

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,275

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			80,000	84,800

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			90,000	99,788

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	213,722

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			190,000	203,775

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	87,594

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			300,000	307,500

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			370,000	410,700

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			45,000	44,775

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	396,713

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			490,000	494,900

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			100,000	30,000

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	187,966

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	193,751

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	184,188

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	110,825

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	206,250

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	216,563

Noble Corp. PLC company guaranty sr. unsec. notes 6.05s, 2041			510,000	524,106

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			230,000	240,925

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			140,000	148,750

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			195,000	206,700

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	271,288

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	188,700

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	213,750

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	202,350

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	414,100

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			445,000	479,710

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,980,000	1,821,244

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			90,000	74,925

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			1,056,000	1,163,209

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			110,000	119,075

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	93,338

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	337,050

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			125,000	124,688

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			125,000	124,063

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			810,000	915,300

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	98,563

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			520,000	566,800

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			100,000	104,750

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			80,000	86,400

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			210,000	226,800

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			570,000	591,476

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	132,813

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			110,000	116,600

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,000

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	297,446

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	243,902

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			60,000	60,636

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			210,000	221,550

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			440,000	616,000

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	118,886

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			130,000	146,967

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			465,000	485,925

Williams Cos., Inc. (The) notes 7 3/4s, 2031			14,000	15,011

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			39,000	44,971

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	85,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			325,000	346,938

				28,191,254
Financials (3.9%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. FRN notes 1.818s, 2014 (United Kingdom)			285,000	286,253

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			955,000	1,023,838

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			535,000	683,303

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	553,469

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			135,000	140,400

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	234,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	172,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			140,000	167,825

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	163,100

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	182,900

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			464,000	561,440

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			901,000	1,033,603

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			640,000	656,576

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	459,266

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			505,000	513,838

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			370,000	361,675

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	443,131

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	275,556

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	620,397

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,633

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			270,000	356,881

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			100,000	111,798

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			650,000	625,625

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			330,000	344,692

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	287,369

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			190,000	170,036

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	244,674

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)			100,000	103,250

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			446,000	455,478

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	448,163

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	406,726

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	90,950

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			700,000	699,070

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	96,125

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	120,313

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	204,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	180,625

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			155,000	166,238

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	342,744

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	225,225

Citigroup, Inc. sub. notes 5s, 2014			599,000	616,063

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	848,925

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			255,000	213,563

Credit Suisse Group AG 144A jr. unsec. sub. FRN. notes 7 1/2s, 2049 (Switzerland)			631,000	667,283

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			315,000	389,144

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			411,000	469,690

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			390,000	418,763

EPR Properties unsec. notes 5 1/4s, 2023(R)			435,000	425,255

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049			151,000	133,635

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			445,000	439,501

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			975,000	1,053,000

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			805,000	996,836

General Electric Capital Corp. sr. unsec. notes Ser. GMTN, 3.1s, 2023			85,000	80,644

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			575,000	643,207

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			590,000	702,453

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,203,879

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	181,555

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	223,273

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			490,000	472,296

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			425,000	387,810

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			430,000	405,741

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	374,407

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			260,000	267,150

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			700,000	721,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			879,000	1,010,004

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			385,000	389,813

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			245,000	254,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. sub. notes 6s, 2020			150,000	154,500

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,208,945

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	70,363

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			220,000	220,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			344,000	356,040

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			85,000	81,388

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	160,588

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			1,073,000	1,182,983

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			330,000	377,559

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			695,000	694,595

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			800,000	860,000

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			490,000	557,003

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	206,590

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.003s, 2026			125,000	107,540

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	344,250

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,255,000	1,320,870

Metropolitan Life Global Funding I 144A notes 3s, 2023			130,000	121,120

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	516,921

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	123,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			260,000	269,100

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	86,275

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	100,013

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			85,000	86,381

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			125,000	130,540

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	257,590

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	159,650

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			105,000	110,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			170,000	170,425

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	125,000

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	503,994

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	176,138

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	385,161

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			405,000	437,400

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			260,000	258,050

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	152,600

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			225,000	273,938

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			265,000	260,694

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			200,000	193,000

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			395,000	464,903

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			185,000	174,240

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	155,997

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)			789,000	805,632

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			211,000	212,502

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	706,091

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			110,000	110,041

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	137,349

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	621,360

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			225,000	237,180

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			350,000	371,000

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			147,000	162,709

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	48,734

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			135,000	157,275

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			340,000	342,550

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	54,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			110,000	110,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			490,000	454,486

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.243s, 2037			475,000	359,627

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	330,846

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			100,000	106,000

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	299,615

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	1,985,500

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	530,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,800,000	1,964,160

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	288,475

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	119,773

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			180,000	182,250

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	78,216

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	536,166

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			422,000	448,903

				54,647,359
Health care (1.1%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			500,000	468,430

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	230,625

Actavis PLC sr. unsec. notes 4 5/8s, 2042			215,000	196,502

Actavis PLC sr. unsec. notes 3 1/4s, 2022			170,000	158,927

Actavis PLC sr. unsec. notes 1 7/8s, 2017			35,000	34,810

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	348,784

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	742,474

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			225,000	234,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	503,395

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	231,125

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 144A company guaranty sr. unsec. notes 6s, 2021			225,000	228,938

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			175,000	180,250

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			280,000	294,000

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	314,175

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	383,473

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$205,000	208,844

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			200,000	207,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	92,225

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	520,741

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	152,822

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$200,000	225,250

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			100,000	100,875

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			146,000	158,228

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			200,000	216,000

HCA, Inc. sr. notes 6 1/2s, 2020			800,000	879,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	77,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	431,000

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			130,000	134,875

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			165,000	174,900

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			110,000	116,875

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	111,038

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			175,000	196,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			480,000	552,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			135,000	152,213

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			120,000	124,650

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	231,000

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			55,000	55,101

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			150,000	162,938

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			315,000	325,631

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			95,000	104,822

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			75,000	76,875

Service Corp. International/US sr. notes 7s, 2019			115,000	123,050

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			645,000	703,050

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			95,000	96,188

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	212,000

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	210,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			110,000	104,225

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			195,000	183,300

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	338,550

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			120,000	125,250

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			295,000	304,424

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	190,400

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	693,986

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			60,000	56,334

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	468,695

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	497,099

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	43,100

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	112,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	42,150

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	42,600

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			255,000	280,181

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			180,000	184,050

				15,349,668
Technology (0.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	161,975

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			200,000	177,000

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			260,000	218,280

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			135,000	128,925

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			445,000	436,100

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	873,006

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			210,000	227,850

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	122,550

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	340,388

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	590,381

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			140,000	149,450

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			170,000	187,638

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			320,000	337,600

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			60,000	63,300

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			178,000	202,030

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	252,813

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			235,000	236,990

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			160,000	177,941

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	345,613

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	273,747

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	744,674

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	146,250

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	126,775

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	117,075

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			210,000	215,250

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			138,000	134,723

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	91,470

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	613,439

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	229,574

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	446,332

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			555,000	541,125

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			145,000	152,250

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			210,000	228,900

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	300,438

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			79,000	86,247

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	144,654

				9,822,753
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	360,400

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			261,000	282,533

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	250,376

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	170,333

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	406,753

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			311,664	358,413

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	86,209

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)			60,000	55,848

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			110,000	95,944

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			365,000	406,063

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014			115,000	118,174

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			118,174	127,185

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			145,000	144,819

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	178,200

				3,041,250
Utilities and power (1.4%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			520,000	611,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			330,000	372,075

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			90,000	84,375

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	151,502

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	76,604

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			45,000	57,470

Beaver Valley Funding Corp. sr. bonds 9s, 2017			37,000	37,211

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			404,000	448,050

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			371,000	406,245

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			60,000	61,350

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			50,000	49,000

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			50,000	54,021

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	151,946

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			275,000	251,820

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			350,000	378,875

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	595,359

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			415,000	519

El Paso Corp. sr. unsec. notes 7s, 2017			700,000	791,446

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			215,000	218,237

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	146,615

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	443,363

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,700,000	1,691,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			254,000	269,875

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			270,000	317,250

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			357,000	378,420

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			152,000	170,620

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	198,928

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	162,742

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	461,466

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			150,000	161,438

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			65,000	72,800

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			375,000	432,656

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			141,592	147,256

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	481,923

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			81,000	79,588

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			275,000	305,250

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	73,613

ITC Holdings Corp. 144A notes 5 7/8s, 2016			260,000	287,735

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	340,597

Kansas Gas and Electric Co. bonds 5.647s, 2021			55,283	57,830

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			410,000	487,360

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			447,000	438,060

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			200,000	227,740

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	172,682

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	482,409

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042			505,000	441,594

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	322,348

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	182,946

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	814,013

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	408,642

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	170,767

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			255,000	292,101

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			456,000	499,233

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	654,720

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	18,610

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			185,000	203,552

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	178,757

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			629,000	643,939

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	151,125

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			195,000	177,450

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,567

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	95,550

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			180,000	184,898

Union Electric Co. sr. notes 6.4s, 2017			320,000	366,868

West Penn Power Co. 144A sr. bonds 5.95s, 2017			75,000	84,545

				19,189,046

Total corporate bonds and notes (cost $220,373,246)				$231,424,885

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.7%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2044			$25,000,000	$24,148,438

				24,148,438
U.S. Government Agency Mortgage Obligations (10.2%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, January 1, 2044			38,000,000	42,191,837
4s, TBA, January 1, 2044			69,000,000	71,102,347
3 1/2s, TBA, January 1, 2044			1,000,000	994,219
3 1/2s, TBA, January 1, 2029			26,000,000	27,192,344
3s, TBA, January 1, 2044			2,000,000	1,900,625

				143,381,372

Total U.S. government and agency mortgage obligations (cost $168,105,001)				$167,529,810

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
3/8s, November 15, 2015(i)			$123,000	$123,143
1s, May 31, 2018(i)			115,000	112,594

Total U.S. treasury Obligations (cost $235,737)				$235,737

MORTGAGE-BACKED SECURITIES (3.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.123s, 2037			$229,392	$331,022
IFB Ser. 2979, Class AS, 23.662s, 2034			24,145	30,905
IFB Ser. 3072, Class SM, 23.186s, 2035			122,000	173,143
IFB Ser. 3072, Class SB, 23.039s, 2035			125,020	176,175
IFB Ser. 3249, Class PS, 21.725s, 2036			154,689	209,151
IFB Ser. 2990, Class LB, 16.52s, 2034			275,083	359,616
IFB Ser. 3708, Class SQ, IO, 6.383s, 2040			816,969	154,244
IFB Ser. 4105, Class LS, IO, 5.983s, 2041			767,930	147,734
IFB Ser. 3964, Class SA, IO, 5.833s, 2041			1,434,595	221,301
IFB Ser. 310, Class S4, IO, 5.783s, 2043			792,537	191,873
IFB Ser. 311, Class S1, IO, 5.783s, 2043			3,182,225	676,232
IFB Ser. 308, Class S1, IO, 5.783s, 2043			1,074,361	251,368
Ser. 3747, Class HI, IO, 4 1/2s, 2037			71,707	8,211
Ser. 3391, PO, zero %, 2037			19,600	16,082
Ser. 3206, Class EO, PO, zero %, 2036			13,114	11,435
FRB Ser. 3117, Class AF, zero %, 2036			9,709	9,091
FRB Ser. 3326, Class WF, zero %, 2035			5,791	4,952
FRB Ser. 3036, Class AS, zero %, 2035			3,275	3,243

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036			96,164	179,050
IFB Ser. 05-45, Class DA, 23.816s, 2035			533,262	791,042
IFB Ser. 07-53, Class SP, 23.596s, 2037			182,306	265,685
IFB Ser. 05-75, Class GS, 19.756s, 2035			113,659	150,432
IFB Ser. 05-106, Class JC, 19.614s, 2035			93,614	135,234
IFB Ser. 05-83, Class QP, 16.966s, 2034			51,092	65,917
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,871,740	434,448
Ser. 07-14, Class KO, PO, zero %, 2037			68,641	58,276
Ser. 06-125, Class OX, PO, zero %, 2037			7,086	6,286
Ser. 06-84, Class OT, PO, zero %, 2036			8,043	7,013
Ser. 06-46, Class OC, PO, zero %, 2036			16,069	13,822

Government National Mortgage Association
Ser. 10-9, Class XD, IO, 6.433s, 2040			2,361,180	423,997
IFB Ser. 10-85, Class SE, IO, 6.383s, 2040			1,541,963	278,972
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040			1,851,270	318,048
IFB Ser. 10-120, Class SB, IO, 6.033s, 2035			104,805	9,815
IFB Ser. 13-129, Class CS, IO, 5.983s, 2042			1,998,317	323,747
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040			47,836	8,305
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040			148,230	23,468
IFB Ser. 10-42, Class ES, IO, 5.513s, 2040			2,409,342	376,460
Ser. 10-9, Class UI, IO, 5s, 2040			1,544,915	343,003
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			80,335	14,966
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,133,206	249,134
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			2,404,327	419,026
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,368,102	167,594
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			3,253,826	297,790
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			3,237,833	488,362
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			5,241,862	841,738
Ser. 06-36, Class OD, PO, zero %, 2036			8,217	7,121

				9,674,529
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.649s, 2049			926,000	928,715
Ser. 07-2, Class A2, 5.633s, 2049			52,352	52,876
Ser. 06-5, Class A3, 5.39s, 2047			499,000	509,292
Ser. 05-4, Class B, 5.118s, 2045			371,000	370,629
Ser. 05-3, Class A3A, 4.621s, 2043			398,000	398,000
Ser. 07-1, Class XW, IO, 0.332s, 2049			7,073,935	64,047

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.813s, 2042			4,355,858	13,577
Ser. 04-5, Class XC, IO, 0.697s, 2041			5,726,228	24,823
Ser. 02-PB2, Class XC, IO, 0.414s, 2035			984,892	10
Ser. 07-5, Class XW, IO, 0.364s, 2051			17,308,702	160,573

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050			175,000	170,188
Ser. 04-PR3I, Class X1, IO, 0.901s, 2041			638,475	2,241

Bear Stearns Commercial Mortgage Securities Trust 144A Ser. 06-PW14, Class X1, IO, 0.164s, 2038			9,122,829	157,095

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			284,000	285,761

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.538s, 2049			68,245,711	989,563

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049			7,632,736	77,854
Ser. 07-CD4, Class XC, IO, 0.168s, 2049			43,140,494	388,264
Ser. 07-CD5, Class XS, IO, 0.043s, 2044			2,593,653	11,443

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			548,000	568,934
FRB Ser. 05-LP5, Class D, 5.086s, 2043			735,000	765,719

COMM Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL, 0.86s, 2049			160,000	140,800

COMM Mortgage Trust 144A Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.155s, 2046			32,035,337	428,588

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			278,147	305,962
Ser. 03-C3, Class AX, IO, 1.443s, 2038			346,164	3
Ser. 02-CP3, Class AX, IO, 1.23s, 2035			517,107	4,870

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			333,867	334,134

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.071s, 2049			41,926,671	135,930

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,178,791	1,180,633

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.032s, 2020			720,787	13,313

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.692s, 2033			147,714	1,117

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.917s, 2032			49,926	24,464

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.16s, 2045			148,164,509	364,741
Ser. 07-C1, Class XC, IO, 0.113s, 2049			55,736,854	295,573

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			594,000	610,483

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 05-C1, Class X1, IO, 0.599s, 2043			9,035,968	57,198

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			301,000	308,555

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038			56,113	56,323
Ser. 05-GG4, Class B, 4.841s, 2039			1,307,000	1,302,164

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			30,070	30,220
FRB Ser. 11-GC3, Class D, 5.543s, 2044			928,000	934,411
Ser. 06-GG6, Class XC, IO, 0.046s, 2038			20,571,831	23,781

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			241,000	246,567
FRB Ser. 07-LD12, Class A3, 5.927s, 2051			1,093,943	1,103,759
FRB Ser. 04-CB9, Class B, 5.647s, 2041			329,000	338,278
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	331,281
FRB Ser. 13-C10, Class D, 4.161s, 2047			432,000	363,547
Ser. 06-LDP8, Class X, IO, 0.545s, 2045			11,312,702	149,192
Ser. 07-LDPX, Class X, IO, 0.3s, 2049			26,503,237	232,142

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.171s, 2051			298,000	277,605
FRB Ser. 12-C8, Class D, 4.668s, 2045			528,000	502,974
FRB Ser. 12_LC9, Class D, 4.427s, 2047			350,000	324,031
Ser. 05-CB12, Class X1, IO, 0.343s, 2037			7,309,331	38,454
Ser. 06-LDP6, Class X1, IO, 0.078s, 2043			18,907,365	52,941

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			31,990	32,150
Ser. 99-C1, Class G, 6.41s, 2031			159,961	166,325
Ser. 98-C4, Class G, 5.6s, 2035			23,334	23,810
Ser. 98-C4, Class H, 5.6s, 2035			223,000	235,380

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.151s, 2041			486,000	553,165
Ser. 06-C7, Class A2, 5.3s, 2038			462,723	480,232
Ser. 04-C6, Class E, 5.177s, 2036			331,000	336,362
Ser. 07-C2, Class XW, IO, 0.538s, 2040			2,676,051	45,252

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			13,704,858	229,132
Ser. 06-C7, Class XW, IO, 0.651s, 2038			7,285,837	123,429
Ser. 05-C2, Class XCL, IO, 0.348s, 2040			17,165,120	52,182
Ser. 05-C7, Class XCL, IO, 0.208s, 2040			22,717,816	81,898

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.38s, 2028			8,153	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.858s, 2050			193,804	199,392

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.929s, 2039			5,980,898	24,474
Ser. 05-MCP1, Class XC, IO, 0.59s, 2043			10,175,282	68,663

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			238,000	226,100

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.104s, 2045			1,587,982	146,253
Ser. 05-C3, Class X, IO, 5.956s, 2044			501,983	42,317
Ser. 07-C5, Class X, IO, 5.488s, 2049			387,663	27,795

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.419s, 2046			1,400,000	1,191,260

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.741s, 2041			27,940	27,940
Ser. 07-IQ14, Class A2, 5.61s, 2049			413,430	415,765
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049			504,175	506,696
FRB Ser. 07-HQ12, Class A2FX, 5.597s, 2049			229,171	233,067
Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	308,070
Ser. 06-HQ10, Class AJ, 5.389s, 2041			258,000	259,625

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			738,802	740,279

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			400,598	100,150

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			326,000	318,143
Ser. 12-C4, Class XA, IO, 1.88s, 2045			3,654,222	409,145

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.393s, 2048			58,904,110	656,192
Ser. 07-C34, IO, 0.337s, 2046			9,275,482	112,233

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.324s, 2042			15,995,257	56,783
Ser. 06-C26, Class XC, IO, 0.051s, 2045			11,469,391	20,874

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			976,000	807,936

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.563s, 2045			499,000	482,315
FRB Ser. 12-C9, Class D, 4.803s, 2045			164,000	148,354
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			964,000	821,289

				27,164,066
Residential mortgage-backed securities (non-agency) (0.7%)

American Home Mortgage Assets Trust FRB Ser. 06-5, Class A1, 1.064s, 2046			2,809,841	1,461,117

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			170,000	148,665

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037			280,109	168,374
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046			10,798,838	337,464
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047			11,752,903	367,866

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037			494,298	434,982
FRB Ser. 05-51, Class 1A1, 0.487s, 2035			1,107,199	895,115

Merrill Lynch Alternative Note Asset Trust FRB Ser. 07-OAR2, Class A1, 0.345s, 2037			279,813	249,034

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.943s, 2046			1,749,738	1,106,710

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046			1,761,063	1,540,930
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046			690,979	558,311
FRB Ser. 05-AR13, Class A1C3, 0.655s, 2045			644,131	550,088
FRB Ser. 05-AR9, Class A1C3, 0.645s, 2045			710,938	639,844
FRB Ser. 05-AR13, Class A1B3, 0.525s, 2045			446,740	393,131
FRB Ser. 05-AR15, Class A1B3, 0.505s, 2045			962,140	799,539

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A6, 5 1/2s, 2037			419,694	425,989

				10,077,159

Total mortgage-backed securities (cost $43,251,271)				$46,915,754

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$196,285	$145,114

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			115,000	103,788

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,721,000	2,711,477

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,969,863	1,487,247

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			570,000	599,646

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	5,212	1,922,006

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	199,100

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	212,900

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			175,000	159,688

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			475,000	407,313

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			560,000	473,491

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			980,000	1,047,375

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	202,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			100,100	116,516

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	755,438

Total foreign government and agency bonds and notes (cost $11,193,460)				$10,543,599

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

Ares Capital Corp.			984	$17,486

SPDR S&P 500 ETF Trust			54,379	10,042,170

Total investment companies (cost $7,648,790)				$10,059,656

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$37,334	$37,723

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			964,049	918,860

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			316,819	319,591

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			184,394	184,722

First Data Corp. bank term loan FRN 4.17s, 2018			647,458	647,701

First Data Corp. bank term loan FRN 4.17s, 2017			68,903	68,989

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	147,777

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			171,518	172,558

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			933,336	641,202

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			49,398	50,262

Total senior loans (cost $3,305,932)				$3,189,385

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			554	$529,122

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,920	238,521

M/I Homes, Inc. $2.438 pfd.			4,703	118,986

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			257	247,362

Total preferred stocks (cost $860,879)				$1,133,991

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$105,000	$108,259
4.071s, 1/1/14			315,000	315,000

Total municipal bonds and notes (cost $420,000)				$423,259

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			7,508	$153,562

United Technologies Corp. $3.75 cv. pfd.			2,600	170,222

Total convertible preferred stocks (cost $267,227)				$323,784

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$170,625

Total convertible bonds and notes (cost $135,266)				$170,625

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$3,395

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	50,760	—

Total warrants (cost $10,263)				$3,395

SHORT-TERM INVESTMENTS (23.5%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04%(AFF)			123,757,002	$123,757,002

Putnam Short Term Investment Fund 0.08%(AFF)			179,115,903	179,115,903

Putnam Cash Collateral Pool, LLC 0.14%(d)			2,093,095	2,093,095

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, October 16, 2014(SEG)(SEGSF)(SEGCCS)			$5,150,000	5,147,022

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.12%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			18,922,000	18,913,500

Total short-term investments (cost $329,023,763)				$329,026,522

TOTAL INVESTMENTS

Total investments (cost $1,413,264,079)(b)				$1,574,555,336

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $264,071,909) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$1,730,423	$1,824,315	$(93,892)
	Brazilian Real	Sell	1/3/14	1,730,423	1,748,804	18,381
	Chilean Peso	Buy	1/16/14	3,556,444	3,697,984	(141,540)
	Chilean Peso	Sell	1/16/14	3,556,444	3,575,084	18,640
	Singapore Dollar	Sell	2/19/14	850,993	867,484	16,491
	Swiss Franc	Sell	3/19/14	1,375,961	1,354,811	(21,150)
Barclays Bank PLC
	Australian Dollar	Sell	1/16/14	1,367,919	1,317,226	(50,693)
	Brazilian Real	Buy	1/3/14	3,867,627	4,103,220	(235,593)
	Brazilian Real	Sell	1/3/14	3,867,627	3,927,256	59,629
	British Pound	Sell	3/19/14	7,819,040	7,724,182	(94,858)
	Canadian Dollar	Sell	1/16/14	2,819,111	2,816,501	(2,610)
	Euro	Buy	3/19/14	535,135	517,785	17,350
	Hong Kong Dollar	Sell	2/19/14	1,207,465	1,207,945	480
	Japanese Yen	Sell	2/19/14	2,589,625	2,725,138	135,513
	Mexican Peso	Buy	1/16/14	845,991	806,501	39,490
	Polish Zloty	Buy	3/19/14	631,036	614,187	16,849
	Singapore Dollar	Sell	2/19/14	931,980	960,908	28,928
	Swedish Krona	Buy	3/19/14	111,317	109,652	1,665
	Swiss Franc	Sell	3/19/14	1,403,778	1,382,003	(21,775)
	Turkish Lira	Buy	3/19/14	734,389	765,625	(31,236)
Citibank, N.A.
	Brazilian Real	Buy	1/3/14	3,957,232	4,184,143	(226,911)
	Brazilian Real	Sell	1/3/14	3,957,232	3,988,346	31,114
	Canadian Dollar	Sell	1/16/14	573,779	592,185	18,406
	Danish Krone	Sell	3/19/14	1,456,664	1,434,998	(21,666)
	Euro	Buy	3/19/14	1,386,262	1,386,797	(535)
	Japanese Yen	Sell	2/19/14	1,355,573	1,383,365	27,792
	New Taiwan Dollar	Buy	2/19/14	2,612,094	2,644,796	(32,702)
	New Taiwan Dollar	Sell	2/19/14	2,612,094	2,652,383	40,289
	New Zealand Dollar	Buy	1/16/14	1,376,715	1,359,488	17,227
	New Zealand Dollar	Sell	1/16/14	1,376,715	1,358,420	(18,295)
	Swiss Franc	Sell	3/19/14	2,815,072	2,771,587	(43,485)
Credit Suisse International
	British Pound	Sell	3/19/14	3,633,372	3,572,209	(61,163)
	Canadian Dollar	Sell	1/16/14	1,826,456	1,876,102	49,646
	Euro	Buy	3/19/14	1,353,246	1,328,087	25,159
	Indian Rupee	Buy	2/19/14	827,867	826,899	968
	Japanese Yen	Sell	2/19/14	7,522,185	8,052,302	530,117
	Mexican Peso	Buy	1/16/14	695,565	672,834	22,731
	New Zealand Dollar	Sell	1/16/14	1,177,341	1,128,569	(48,772)
	Norwegian Krone	Sell	3/19/14	988,105	968,074	(20,031)
	Singapore Dollar	Sell	2/19/14	623,882	646,441	22,559
	South Korean Won	Buy	2/19/14	284,768	285,217	(449)
	Swedish Krona	Sell	3/19/14	1,406,781	1,372,047	(34,734)
	Swiss Franc	Sell	3/19/14	8,583,855	8,450,317	(133,538)
Deutsche Bank AG
	Australian Dollar	Sell	1/16/14	1,191,542	1,140,277	(51,265)
	British Pound	Sell	3/19/14	8,606	8,499	(107)
	Canadian Dollar	Sell	1/16/14	1,399,580	1,387,286	(12,294)
	Euro	Sell	3/19/14	6,934,062	6,825,042	(109,020)
	Japanese Yen	Sell	2/19/14	685,583	689,394	3,811
	Polish Zloty	Buy	3/19/14	1,112,492	1,082,729	29,763
	Swiss Franc	Sell	3/19/14	4,126,649	4,084,290	(42,359)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	1,103,756	1,152,886	(49,130)
	British Pound	Buy	3/19/14	29,460	32,449	(2,989)
	Canadian Dollar	Sell	1/16/14	1,400,427	1,390,381	(10,046)
	Chilean Peso	Buy	1/16/14	3,367,435	3,500,421	(132,986)
	Chilean Peso	Sell	1/16/14	3,367,435	3,383,667	16,232
	Euro	Buy	3/19/14	1,419,966	1,398,631	21,335
	Japanese Yen	Sell	2/19/14	5,041,053	5,349,263	308,210
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/16/14	1,393,087	1,408,041	14,954
	Euro	Sell	3/19/14	34,667	28,359	(6,308)
	Japanese Yen	Sell	2/19/14	5,779,255	5,994,373	215,118
	New Taiwan Dollar	Buy	2/19/14	2,560,868	2,592,467	(31,599)
	New Taiwan Dollar	Sell	2/19/14	2,560,868	2,599,956	39,088
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	1,378,535	1,392,893	14,358
	Brazilian Real	Buy	1/3/14	3,959,860	4,179,651	(219,791)
	Brazilian Real	Sell	1/3/14	3,959,860	4,007,516	47,656
	British Pound	Buy	3/19/14	3,954,125	3,897,715	56,410
	Canadian Dollar	Sell	1/16/14	1,972,323	1,999,144	26,821
	Euro	Sell	3/19/14	4,042,679	3,970,701	(71,978)
	Mexican Peso	Buy	1/16/14	701,495	677,163	24,332
	New Taiwan Dollar	Buy	2/19/14	4,374,108	4,419,073	(44,965)
	New Taiwan Dollar	Sell	2/19/14	4,374,108	4,447,184	73,076
	New Zealand Dollar	Buy	1/16/14	1,316,804	1,357,789	(40,985)
	New Zealand Dollar	Sell	1/16/14	1,316,804	1,310,220	(6,584)
	Norwegian Krone	Buy	3/19/14	101,047	100,440	607
	Singapore Dollar	Sell	2/19/14	2,467,793	2,513,675	45,882
	South Korean Won	Buy	2/19/14	1,823,687	1,814,723	8,964
	Swedish Krona	Buy	3/19/14	600,792	591,963	8,829
	Swiss Franc	Sell	3/19/14	1,403,554	1,403,053	(501)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	705,683	716,005	(10,322)
	Brazilian Real	Buy	1/3/14	3,055,886	3,248,471	(192,585)
	Brazilian Real	Sell	1/3/14	3,055,886	3,100,366	44,480
	Canadian Dollar	Sell	1/16/14	1,398,357	1,419,195	20,838
	Euro	Buy	3/19/14	1,407,035	1,403,877	3,158
	Japanese Yen	Sell	2/19/14	1,622,826	1,692,999	70,173
	Mexican Peso	Buy	1/16/14	1,296,794	1,280,120	16,674
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	799,982	840,538	(40,556)
	Brazilian Real	Buy	1/3/14	3,828,123	4,070,505	(242,382)
	Brazilian Real	Sell	1/3/14	3,828,123	3,901,532	73,409
	British Pound	Buy	3/19/14	1,406,974	1,391,503	15,471
	Canadian Dollar	Sell	1/16/14	1,579,986	1,570,648	(9,338)
	Euro	Buy	3/19/14	2,106,150	2,044,509	61,641
	Mexican Peso	Buy	1/16/14	1,037,518	1,003,926	33,592
	New Taiwan Dollar	Buy	2/19/14	4,374,108	4,421,659	(47,551)
	New Taiwan Dollar	Sell	2/19/14	4,374,108	4,441,419	67,311
	New Zealand Dollar	Buy	1/16/14	1,316,886	1,348,019	(31,133)
	New Zealand Dollar	Sell	1/16/14	1,316,886	1,309,664	(7,222)
	Norwegian Krone	Buy	3/19/14	1,194,671	1,186,680	7,991
	Polish Zloty	Buy	3/19/14	1,077,370	1,048,346	29,024
	Singapore Dollar	Sell	2/19/14	1,264,643	1,292,384	27,741
	South Korean Won	Buy	2/19/14	2,299,324	2,289,386	9,938
	Swedish Krona	Buy	3/19/14	38,151	37,571	580
	Swiss Franc	Sell	3/19/14	683,550	672,961	(10,589)
UBS AG
	Australian Dollar	Sell	1/16/14	4,192,078	4,331,806	139,728
	British Pound	Sell	3/19/14	5,898,664	5,809,627	(89,037)
	Canadian Dollar	Sell	1/16/14	2,042,811	2,061,895	19,084
	Euro	Buy	3/19/14	251,197	250,235	962
	Japanese Yen	Sell	2/19/14	822,699	831,889	9,190
	Mexican Peso	Buy	1/16/14	575,124	528,527	46,597
	New Zealand Dollar	Buy	1/16/14	1,316,886	1,348,080	(31,194)
	New Zealand Dollar	Sell	1/16/14	1,316,886	1,298,758	(18,128)
	Norwegian Krone	Sell	3/19/14	28,048	27,865	(183)
	Singapore Dollar	Sell	2/19/14	86,930	98,685	11,755
	Swedish Krona	Sell	3/19/14	1,414,079	1,393,185	(20,894)
	Swiss Franc	Sell	3/19/14	2,929,371	2,883,452	(45,919)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	669,641	727,221	(57,580)
	Canadian Dollar	Sell	1/16/14	1,381,135	1,378,637	(2,498)
	Euro	Sell	3/19/14	12,440,866	12,241,161	(199,705)
	Japanese Yen	Sell	2/19/14	5,656,483	6,015,072	358,589

Total						$(62,555)

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	133	$13,616,920	Mar-14	$108,789
Euro STOXX 50 Index (Short)	635	27,150,528	Mar-14	(1,653,230)
FTSE 100 Index (Short)	61	$6,765,342	Mar-14	(300,690)
MSCI EAFE Index Mini (Long)	138	13,232,820	Mar-14	719,394
OMXS 30 Index (Short)	129	2,677,534	Jan-14	(157,343)
Russell 2000 Index Mini (Short)	129	14,982,060	Mar-14	(815,402)
S&P 500 Index (Long)	16	7,364,400	Mar-14	265,940
S&P 500 Index E-Mini (Long)	1,076	99,051,180	Mar-14	3,575,548
S&P 500 Index E-Mini (Short)	188	17,306,340	Mar-14	(625,476)
S&P Mid Cap 400 Index E-Mini (Long)	89	11,920,660	Mar-14	511,304
SGX MSCI Singapore Index (Short)	15	868,180	Jan-14	(3,168)
SPI 200 Index (Long)	340	40,361,767	Mar-14	1,584,871
SPI 200 Index (Short)	20	2,374,222	Mar-14	(102,764)
Tokyo Price Index (Short)	62	7,668,313	Mar-14	(268,141)
U.K. Gilt 10 yr (Long)	159	28,056,826	Mar-14	(608,635)
U.S. Treasury Bond 30 yr (Long)	112	14,371,000	Mar-14	(239,963)
U.S. Treasury Bond Ultra 30 yr (Long)	66	8,992,500	Mar-14	(131,821)
U.S. Treasury Note 2 yr (Long)	221	48,578,563	Mar-14	(99,107)
U.S. Treasury Note 2 yr (Short)	151	33,191,688	Mar-14	39,822
U.S. Treasury Note 5 yr (Long)	480	57,270,000	Mar-14	(726,115)
U.S. Treasury Note 5 yr (Short)	48	5,727,000	Mar-14	73,409
U.S. Treasury Note 10 yr (Long)	185	22,763,672	Mar-14	(438,133)
U.S. Treasury Note 10 yr (Short)	334	41,097,656	Mar-14	781,468

Total				$1,490,557

TBA SALE COMMITMENTS OUTSTANDING at 12/31/13 (proceeds receivable $1,008,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2044	$1,000,000	1/13/14	$994,219

Total			$994,219

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	2,430,000	$—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	$(166,403)
Goldman Sachs International
GBP	2,430,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(124,125)

Total		$—	$(290,528)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$44,571,900	(E)	$109,342	3/19/19	3 month USD-LIBOR-BBA	2.00%	$81,710
	68,029,800	(E)	59,495	3/19/16	3 month USD-LIBOR-BBA	0.75%	22,348
	8,902,900	(E)	97,659	3/19/44	3 month USD-LIBOR-BBA	3.75%	(98,616)
	32,139,100	(E)	416,880	3/19/24	3 month USD-LIBOR-BBA	3.25%	271,643

	Total		$683,376	$277,085
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$286,062	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$2,416
Barclays Bank PLC
	93,814	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	284
	4,154,026	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,164
	431,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,575
	10,463	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	68
	34,333	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	66
	80,886	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	155
	612,336	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,286)
	1,291,404	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,468
	776,412	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,484
	136,176	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	260
	441,974	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	845
	320,474	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	612
	604,832	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,444)
	103,003	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(605)
	91,841	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(530)
	45,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(265)
	45,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(265)
	286,062	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,416
	92,065	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(531)
	239,191	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,380)
	92,065	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(531)
	75,532	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	144
	96,835	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(231)
	183,794	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,060)
	330,085	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,546)
Citibank, N.A.
	596,900	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,141
	583,657	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,115
baskets	515	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	1,510,511
units	11,290	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(1,381,532)
Credit Suisse International
	$3,429,215	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	833
	286,062	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,416
	760,712	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,777)
	945,828	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,453)
	945,828	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,453)
Goldman Sachs International
	217,206	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,736
	32,835	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	215
	112,323	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	410
	233,042	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	705
	233,042	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	705
	2,602,232	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,499
	928,473	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,389
	73,757	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	269
	1,199,316	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,942
	381,320	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,392
	52,425	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(125)
	62,887	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(150)
	1,299,188	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,743
	1,160,356	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,770)
	538,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,967
	127,532	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,077)
JPMorgan Chase Bank N.A.
	332,115	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,805
	168,244	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(614)

Total		$—	$169,125

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$1,154
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	2,173
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	4,490
	CMBX NA BBB- Index	BBB-/P	5,757	101,000	5/11/63	300 bp	4,149
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	7,406
	Citibank, N.A.
	EM Series 11 Index	—	(8,100)	300,000	6/20/14	(500 bp)	(12,077)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	230	12,000	5/11/63	300 bp	39
	CMBX NA BBB- Index	BBB-/P	388	50,000	5/11/63	300 bp	(408)
	CMBX NA BBB- Index	BBB-/P	708	61,000	5/11/63	300 bp	(263)
	CMBX NA BBB- Index	BBB-/P	5,492	69,000	5/11/63	300 bp	4,394
	CMBX NA BBB- Index	BBB-/P	9,717	86,000	5/11/63	300 bp	8,348
	CMBX NA BBB- Index	BBB-/P	7,022	88,000	5/11/63	300 bp	5,622
	CMBX NA BBB- Index	BBB-/P	6,891	89,000	5/11/63	300 bp	5,474
	CMBX NA BBB- Index	BBB-/P	5,855	89,000	5/11/63	300 bp	4,438
	CMBX NA BBB- Index	BBB-/P	1,367	89,000	5/11/63	300 bp	(49)
	CMBX NA BBB- Index	BBB-/P	2,738	90,000	5/11/63	300 bp	1,306
	CMBX NA BBB- Index	BBB-/P	1,586	90,000	5/11/63	300 bp	153
	CMBX NA BBB- Index	BBB-/P	7,212	99,000	5/11/63	300 bp	5,636
	CMBX NA BBB- Index	BBB-/P	11,036	144,000	5/11/63	300 bp	8,744
	CMBX NA BBB- Index	BBB-/P	7,551	184,000	5/11/63	300 bp	4,622
	CMBX NA BBB- Index	BBB-/P	12,467	117,000	5/11/63	300 bp	10,605
	CMBX NA BBB- Index	BBB-/P	3,924	82,000	5/11/63	300 bp	2,619
	CMBX NA BBB- Index	BBB-/P	4,450	103,000	5/11/63	300 bp	2,810
	Deutsche Bank AG
	EM Series 11 Index	—	(37,841)	1,720,000	6/20/14	(500 bp)	(60,642)

	Total		$67,604	$10,743

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 21 Index	BBB+/P	$(61,809)	$5,835,000	12/20/18	100 bp	$45,282
	NA IG Series 21 Index	BBB+/P	(95,004)	8,770,000	12/20/18	100 bp	65,955
	NA HY Series 21 Index	B+/P	(1,075,539)	24,395,000	12/20/18	500 bp	1,038,450
	NA IG Series 21 Index	BBB+/P	(27,115)	2,525,000	12/20/18	100 bp	19,227
	NA HY Series 21 Index	B+/P	(1,272,123)	29,914,000	12/20/18	500 bp	1,320,125
	NA IG Series 21 Index	BBB+/P	(36,933)	3,480,000	12/20/18	100 bp	26,937
	NA IG Series 21 Index	BBB+/P	(92,261)	8,395,000	12/20/18	100 bp	61,815
	NA IG Series 21 Index	BBB+/P	(41,772)	3,300,000	12/20/18	100 bp	18,794
	NA HY Series 21 Index	B+/P	(471,788)	6,798,000	12/20/18	500 bp	117,304
	NA IG Series 21 Index	BBB+/P	(51,120)	5,215,000	12/20/18	100 bp	44,593
	NA IG Series 21 Index	BBB+/P	(36,720)	2,600,000	12/20/18	100 bp	10,998

	Total		$(3,262,184)	$2,769,480

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,402,039,123.
(b)	The aggregate identified cost on a tax basis is $1,419,862,049, resulting in gross unrealized appreciation and depreciation of $170,153,247 and $15,459,960, respectively, or net unrealized appreciation of $154,693,287.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $55,831, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$143,757,002	$—	$20,000,000	$23,845	$123,757,002
	Putnam Short Term Investment Fund *	155,981,585	69,881,936	46,747,618	33,848	179,115,903
	Totals	$299,738,587	$69,881,936	$66,747,618	$57,693	$302,872,905
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,039,037.
The fund received cash collateral of $2,093,095, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $423,932,783 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $496,946 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $966,705 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,074,205.
TBA purchase commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities or to dispose of the TBA commitments prior to settlement. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$34,538,776	$11,719,758	$—
Capital goods	36,902,753	9,676,331	—
Communication services	25,809,353	7,560,944	—
Conglomerates	12,562,128	2,855,417	—
Consumer cyclicals	86,476,126	21,553,917	—
Consumer staples	41,765,427	15,792,421	59,571
Energy	56,739,617	8,705,014	—
Financials	106,051,607	36,927,863	—
Health care	78,904,740	14,257,157	—
Technology	116,849,184	8,612,117	—
Transportation	12,867,146	3,914,249	—
Utilities and power	16,038,267	6,435,051	—
Total common stocks	625,505,124	148,010,239	59,571
Convertible bonds and notes	—	170,625	—
Convertible preferred stocks	170,222	153,562	—
Corporate bonds and notes	—	231,424,885	—
Foreign government and agency bonds and notes	—	10,543,599	—
Investment companies	10,059,656	—	—
Mortgage-backed securities	—	46,915,754	—
Municipal bonds and notes	—	423,259	—
Preferred stocks	238,521	895,470	—
Senior loans	—	3,189,385	—
U.S. government and agency mortgage obligations	—	167,529,810	—
U.S. treasury obligations	—	235,737	—
Warrants	—	3,395	—
Short-term investments	302,872,905	26,153,617	—

Totals by level	$938,846,428	$635,649,337	$59,571

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(62,555)	$—
Futures contracts	1,490,557	—	—
TBA sale commitments	—	(994,219)	—
Interest rate swap contracts	—	(696,819)	—
Total return swap contracts	—	169,125	—
Credit default contracts	—	5,974,803	—

Totals by level	$1,490,557	$4,390,335	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$6,031,664	$56,861
Foreign exchange contracts	3,162,796	3,225,351
Equity contracts	8,170,963	5,307,746
Interest rate contracts	1,069,727	2,966,686

Total	$18,435,150	$11,556,644

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)				5,000
Forward currency contracts (contract amount)				$486,900,000
OTC interest rate swap contracts (notional)				$8,000,000
Centrally cleared interest rate swap contracts (notional)				$154,200,000
OTC total return swap contracts (notional)				$157,100,000
OTC credit default swap contracts (notional)				$19,300,000
Centrally cleared credit defult rate swap contracts (notional)				$83,200,000
Warrants (number of warrants)				51,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014